UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file numbers: 811-07899 and 811-07885

Name of Fund:  BlackRock Index Funds, Inc.

iShares MSCI EAFE International Index Fund

iShares Russell 2000 Small-Cap Index Fund

 Quantitative Master Series LLC

Master Small Cap Index Series

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Index Funds, Inc. and Quantitative Master Series LLC, 55 East 52nd Street, New York, NY 10055

Registrants’ telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31/2018

Date of reporting period: 03/31/2018

Item 1 – Schedule of Investments

Schedule of Investments (unaudited) March 31, 2018	iShares MSCI EAFE International Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks — 97.8%

Australia — 6.7%
AGL Energy Ltd.	545,823	$9,148,330
Alumina Ltd.	1,870,081	3,431,285
Amcor Ltd.	885,135	9,692,527
AMP Ltd.	2,215,385	8,549,564
APA Group(a)	881,875	5,369,715
Aristocrat Leisure Ltd.	413,189	7,714,453
ASX Ltd.	150,318	6,514,408
Aurizon Holdings Ltd.	1,583,376	5,194,569
AusNet Services	1,362,477	1,762,316
Australia & New Zealand Banking Group Ltd.	2,267,361	47,191,352
Bank of Queensland Ltd.	327,662	2,781,312
Bendigo & Adelaide Bank Ltd.	376,166	2,864,084
BGP Holdings PLC(b)	783,183	10
BHP Billiton Ltd.	2,466,508	54,671,366
BHP Billiton PLC	1,631,562	32,244,909
BlueScope Steel Ltd.	441,248	5,191,357
Boral Ltd.	880,837	5,080,938
Brambles Ltd.	1,218,981	9,407,921
Caltex Australia Ltd.	189,229	4,596,576
Challenger Ltd.	459,086	4,111,491
CIMIC Group Ltd.	74,710	2,571,335
Coca-Cola Amatil Ltd.	464,526	3,110,618
Cochlear Ltd.	43,114	6,055,246
Commonwealth Bank of Australia	1,346,056	75,273,841
Computershare Ltd.	331,169	4,441,124
Crown Resorts Ltd.	281,972	2,769,262
CSL Ltd.	349,665	42,127,111
Dexus	767,791	5,528,660
Domino’s Pizza Enterprises Ltd.(c)	43,030	1,386,526
Flight Centre Travel Group Ltd.	49,267	2,168,815
Fortescue Metals Group Ltd.	1,156,749	3,896,708
Goodman Group	1,482,611	9,640,102
GPT Group	1,602,847	5,874,449
Harvey Norman Holdings Ltd.	367,765	1,051,491
Healthscope Ltd.	1,359,653	2,037,185
Incitec Pivot Ltd.	1,228,234	3,342,672
Insurance Australia Group Ltd.	1,760,896	10,195,458
Lend Lease Group(a)	410,754	5,506,986
Macquarie Group Ltd.	242,691	19,351,484
Medibank Pvt Ltd.	1,953,672	4,385,067
Mirvac Group	2,874,519	4,777,125
National Australia Bank Ltd.	2,065,834	45,606,442
Newcrest Mining Ltd.	568,061	8,567,822
Oil Search Ltd.	997,823	5,542,621
Orica Ltd.	296,247	4,077,737
Origin Energy Ltd.(d)	1,299,542	8,770,062
QBE Insurance Group Ltd.	1,055,053	7,871,461
Ramsay Health Care Ltd.	109,845	5,292,111
REA Group Ltd.	40,018	2,456,980
Rio Tinto Ltd.	310,624	17,597,538
Santos Ltd.(d)	1,375,114	5,423,470
Scentre Group	4,299,126	12,686,288

Security	Shares	Value
Australia (continued)
Seek Ltd.	261,732	$3,775,061
Sonic Healthcare Ltd.	300,043	5,309,020
South32 Ltd.	3,808,422	9,571,230
Stockland	1,669,556	5,180,467
Suncorp Group Ltd.	1,053,755	10,867,856
Sydney Airport(a)	840,624	4,358,444
Tabcorp Holdings Ltd.	1,394,363	4,728,427
Telstra Corp. Ltd.	3,137,017	7,593,695
TPG Telecom Ltd.(c)	244,536	1,038,975
Transurban Group(a)	1,792,109	15,803,903
Treasury Wine Estates Ltd.	547,571	7,154,147
Vicinity Centres	2,935,593	5,456,385
Wesfarmers Ltd.	887,511	28,440,137
Westfield Corp.	1,460,862	9,581,991
Westpac Banking Corp.	2,606,796	57,739,058
Woodside Petroleum Ltd.	707,922	16,053,759
Woolworths Group Ltd.	1,026,490	20,834,695

		778,389,530
Austria — 0.3%
ANDRITZ AG	51,160	2,860,762
Erste Group Bank AG(d)	226,990	11,411,533
OMV AG	115,918	6,761,146
Raiffeisen Bank International AG(d)	115,482	4,497,976
Voestalpine AG	84,777	4,447,159

		29,978,576
Belgium — 1.1%
Ageas	143,464	7,403,392
Anheuser-Busch InBev SA	585,168	64,337,300
Colruyt SA	39,052	2,161,511
Groupe Bruxelles Lambert SA	62,245	7,119,168
KBC Group NV	187,596	16,335,641
Proximus	117,665	3,658,457
Solvay SA	55,948	7,775,628
Telenet Group Holding NV(d)	38,261	2,557,550
UCB SA	94,343	7,683,136
Umicore SA	173,997	9,217,522

		128,249,305
China — 0.0%
Minth Group Ltd.	614,000	2,817,089

Denmark — 1.8%
AP Moeller - Maersk A/S, Class A	2,865	4,220,815
AP Moeller - Maersk A/S, Class B	5,527	8,625,319
Carlsberg A/S, Class B	81,664	9,750,237
Chr Hansen Holding A/S	73,448	6,356,711
Coloplast A/S, Class B	88,737	7,526,393
Danske Bank A/S	585,920	21,953,412
DSV A/S	143,433	11,323,796
Genmab A/S(d)	43,778	9,431,749
H Lundbeck A/S	57,902	3,252,149
ISS A/S	124,805	4,635,191
Novo Nordisk A/S, Class B	1,431,845	70,426,520

1

Schedule of Investments (unaudited) (continued) March 31, 2018	iShares MSCI EAFE International Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Denmark (continued)
Novozymes A/S, Class B	166,887	$8,688,177
Orsted A/S(e)	157,784	10,265,722
Pandora A/S	80,981	8,761,829
TDC A/S(d)	617,828	5,119,679
Tryg A/S	91,189	2,124,626
Vestas Wind Systems A/S	161,706	11,570,374
William Demant Holding A/S(d)	85,086	3,169,473

		207,202,172
Finland — 1.0%
Elisa OYJ	98,555	4,457,577
Fortum OYJ	347,607	7,467,636
Kone OYJ, Class B	270,845	13,517,285
Metso OYJ	80,623	2,543,695
Neste OYJ	98,358	6,846,209
Nokia OYJ	4,568,889	25,229,927
Nokian Renkaat OYJ	93,605	4,251,015
Orion OYJ, Class B	85,874	2,628,819
Sampo OYJ, Class A	331,758	18,483,118
Stora Enso OYJ, Class R	426,164	7,835,609
UPM-Kymmene OYJ	406,243	15,060,984
Wartsila OYJ	322,551	7,126,867

		115,448,741
France — 10.4%
Accor SA	143,685	7,762,556
Aeroports de Paris	22,078	4,809,950
Air Liquide SA	330,555	40,564,887
Airbus SE	446,131	51,643,097
Alstom SA	110,630	4,989,683
Amundi SA(e)	48,979	3,933,365
Arkema SA	51,168	6,679,923
AtoS SE	70,911	9,715,458
AXA SA	1,508,065	40,088,895
BioMerieux	28,778	2,370,147
BNP Paribas SA	862,892	63,992,662
Bollore SA	715,266	3,815,507
Bouygues SA	163,977	8,221,510
Bureau Veritas SA	192,610	5,006,712
Capgemini SE	121,407	15,148,487
Carrefour SA	439,782	9,121,025
Casino Guichard-Perrachon SA	45,669	2,236,811
Cie de Saint-Gobain	394,480	20,830,516
Cie Generale des Etablissements Michelin SCA	134,015	19,839,943
CNP Assurances	130,820	3,302,446
Credit Agricole SA	913,028	14,886,926
Danone SA	466,101	37,792,513
Dassault Aviation SA	2,015	3,849,481
Dassault Systemes SA	103,569	14,084,698
Edenred	175,737	6,112,580
Eiffage SA	54,568	6,214,816
Electricite de France SA	438,801	6,353,197

Security	Shares	Value
France (continued)
Engie SA	1,376,840	$22,991,130
Essilor International SA	155,725	21,007,392
Eurazeo SA	35,894	3,305,002
Eutelsat Communications SA	137,740	2,730,068
Faurecia	59,651	4,826,721
Fonciere Des Regions	26,057	2,874,564
Gecina SA	35,520	6,163,835
Getlink SE, Registered Shares	346,970	4,952,378
Hermes International	25,512	15,122,270
ICADE	24,757	2,403,521
Iliad SA	20,082	4,157,460
Imerys SA	26,700	2,594,806
Ingenico Group SA	41,102	3,336,129
Ipsen SA	30,059	4,672,238
JCDecaux SA	49,182	1,710,322
Kering	57,593	27,622,573
Klepierre SA	162,189	6,537,381
L’Oreal SA	193,490	43,701,373
Lagardere SCA	101,775	2,907,115
Legrand SA	203,613	15,975,601
LVMH Moet Hennessy Louis Vuitton SE	214,147	65,994,354
Natixis SA	728,542	5,977,901
Orange SA	1,556,586	26,458,604
Pernod Ricard SA	160,504	26,710,806
Peugeot SA	432,785	10,421,190
Publicis Groupe SA	168,662	11,744,237
Remy Cointreau SA	18,808	2,682,842
Renault SA	146,779	17,811,303
Rexel SA	212,316	3,596,576
Safran SA	261,882	27,793,443
Sanofi	873,053	70,053,791
Schneider Electric SE	437,539	38,530,276
SCOR SE	131,165	5,354,836
SEB SA	17,273	3,303,803
SES SA	259,772	3,516,265
Societe BIC SA	19,849	1,974,615
Societe Generale SA	593,238	32,218,969
Sodexo SA	68,760	6,920,554
Suez	282,785	4,097,537
Teleperformance	43,912	6,809,726
Thales SA	79,770	9,717,849
TOTAL SA	1,844,771	105,741,578
UbiSoft Entertainment SA(d)	60,044	5,081,642
Unibail-Rodamco SE	74,509	17,019,598
Valeo SA	179,144	11,850,391
Veolia Environnement SA	358,854	8,525,426
Vinci SA	389,572	38,370,896
Vivendi SA	817,174	21,193,237
Wendel SA	19,452	3,033,192

		1,205,465,107
Germany — 9.0%
1&1 Drillisch AG	36,838	2,485,536

2

Schedule of Investments (unaudited) (continued) March 31, 2018	iShares MSCI EAFE International Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Germany (continued)
adidas AG	147,245	$35,824,311
Allianz SE, Registered Shares	342,596	77,446,268
Axel Springer SE	33,634	2,813,591
BASF SE	705,371	71,536,782
Bayer AG, Registered Shares	635,078	71,594,689
Bayerische Motoren Werke AG	250,225	27,216,894
Beiersdorf AG	77,965	8,835,582
Brenntag AG	115,778	6,892,508
Commerzbank AG(d)	808,834	10,500,532
Continental AG	86,906	24,004,411
Covestro AG(e)	131,743	12,972,341
Daimler AG, Registered Shares	739,450	63,001,145
Deutsche Bank AG, Registered Shares	1,626,422	22,689,326
Deutsche Boerse AG	151,921	20,768,096
Deutsche Lufthansa AG, Registered Shares	178,993	5,721,958
Deutsche Post AG, Registered Shares	751,052	32,895,534
Deutsche Telekom AG, Registered Shares	2,586,118	42,310,698
Deutsche Wohnen SE, Bearer Shares	265,656	12,395,489
E.ON SE	1,658,940	18,434,283
Evonik Industries AG	115,708	4,080,250
Fraport AG Frankfurt Airport Services Worldwide	33,912	3,346,846
Fresenius Medical Care AG & Co. KGaA	164,716	16,822,895
Fresenius SE & Co. KGaA	324,800	24,835,766
GEA Group AG	139,531	5,933,793
Hannover Rueck SE	45,537	6,212,706
HeidelbergCement AG	109,945	10,801,210
Henkel AG & Co. KGaA	76,604	9,650,850
Hochtief AG	13,496	2,522,790
HUGO BOSS AG	48,907	4,260,624
Infineon Technologies AG	893,732	24,035,333
Innogy SE(e)	99,822	4,731,488
K+S AG, Registered Shares(c)	131,922	3,810,172
KION Group AG	55,682	5,198,506
Lanxess AG	67,247	5,154,894
Linde AG(d)	143,788	30,383,715
MAN SE	29,025	3,384,587
Merck KGaA	95,331	9,146,808
METRO AG	155,253	2,746,470
MTU Aero Engines AG	39,777	6,703,920
Muenchener Rueckversicherungs-Gesellschaft AG, Registered Shares	120,584	28,040,750
OSRAM Licht AG	75,694	5,570,109
ProSiebenSat.1 Media SE, Registered Shares	168,002	5,818,993
RWE AG(d)	395,988	9,788,107
SAP SE	754,771	79,237,179
Siemens AG, Registered Shares	587,503	74,963,783
Siemens Healthineers AG(d)(e)	115,142	4,729,868
Symrise AG	90,297	7,270,662
Telefonica Deutschland Holding AG	590,637	2,775,346

Security	Shares	Value
Germany (continued)
ThyssenKrupp AG	359,821	$9,395,683
TUI AG	325,569	6,981,370
Uniper SE	158,469	4,829,358
United Internet AG, Registered Shares	88,680	5,587,780
Volkswagen AG	24,304	4,864,454
Vonovia SE	383,673	19,026,262
Wirecard AG	87,882	10,417,670
Zalando SE(d)(e)	81,886	4,468,409

		1,037,869,380
Hong Kong — 3.5%
AIA Group Ltd.	9,272,800	79,270,161
ASM Pacific Technology Ltd.	227,904	3,210,787
Bank of East Asia Ltd.	973,732	3,901,644
BOC Hong Kong Holdings Ltd.	2,984,900	14,643,257
CK Asset Holdings Ltd.	1,971,439	16,637,108
CK Hutchison Holdings Ltd.	2,050,939	24,642,568
CK Infrastructure Holdings Ltd.	477,500	3,913,732
CLP Holdings Ltd.	1,243,187	12,675,540
First Pacific Co. Ltd.	1,337,250	726,761
Galaxy Entertainment Group Ltd.	1,794,000	16,466,555
Hang Lung Group Ltd.	641,000	2,102,147
Hang Lung Properties Ltd.	1,446,000	3,393,798
Hang Seng Bank Ltd.	618,353	14,367,179
Henderson Land Development Co. Ltd.	911,216	5,974,907
HK Electric Investments & HK Electric Investments Ltd.(c)(e)	1,858,000	1,801,679
HKT Trust & HKT Ltd.(a)	2,628,560	3,314,047
Hong Kong & China Gas Co. Ltd.	6,769,778	13,950,882
Hong Kong Exchanges & Clearing Ltd.	876,802	28,879,269
Hongkong Land Holdings Ltd.	918,700	6,347,306
Hysan Development Co. Ltd.	492,791	2,615,162
Jardine Matheson Holdings Ltd.	179,100	11,037,268
Jardine Strategic Holdings Ltd.	167,300	6,431,626
Kerry Properties Ltd.	553,500	2,502,918
Kingston Financial Group Ltd.(c)	2,838,000	1,276,620
Li & Fung Ltd.	4,137,980	2,039,927
Link REIT	1,659,914	14,228,320
Melco Resorts & Entertainment Ltd. — ADR	197,186	5,714,450
MGM China Holdings Ltd.	1,060,800	2,759,019
MTR Corp. Ltd.	1,133,000	6,116,106
New World Development Co. Ltd.	4,412,359	6,288,730
NWS Holdings Ltd.	1,239,220	2,257,181
PCCW Ltd.	3,003,000	1,742,845
Power Assets Holdings Ltd.	1,038,500	9,277,319
Sands China Ltd.	1,848,600	10,045,911
Shangri-La Asia Ltd.	1,079,905	2,192,700
Sino Land Co. Ltd.	2,304,349	3,735,004
SJM Holdings Ltd.	1,230,000	1,077,594
Sun Hung Kai Properties Ltd.	1,147,324	18,211,429
Swire Pacific Ltd., Class A	378,577	3,833,694
Swire Properties Ltd.	796,400	2,801,081
Techtronic Industries Co. Ltd.	1,064,500	6,247,642

3

Schedule of Investments (unaudited) (continued) March 31, 2018	iShares MSCI EAFE International Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Hong Kong (continued)
WH Group Ltd.(e)	6,773,500	$7,257,709
Wharf Holdings Ltd.	867,357	3,003,039
Wharf Real Estate Investment Co. Ltd.	1,039,357	6,793,637
Wheelock & Co. Ltd.	615,000	4,511,050
Wynn Macau Ltd.	1,172,800	4,298,583
Yue Yuen Industrial Holdings Ltd.	549,785	2,202,694

		406,718,585
Ireland — 0.6%
AIB Group PLC	565,677	3,405,013
Bank of Ireland Group PLC(d)	670,577	5,876,191
CRH PLC	663,464	22,472,786
DCC PLC	68,718	6,331,482
James Hardie Industries PLC	344,987	6,122,688
Kerry Group PLC, Class A	122,549	12,425,127
Paddy Power Betfair PLC	59,318	6,090,833
Ryanair Holdings PLC(d)	9,354	184,312
Ryanair Holdings PLC, ADR(d)	17,450	2,143,733

		65,052,165
Isle of Man — 0.1%
GVC Holdings PLC	411,129	5,312,405

Israel — 0.5%
Azrieli Group Ltd.	34,725	1,669,263
Bank Hapoalim BM	776,875	5,342,504
Bank Leumi Le-Israel BM	1,063,072	6,421,424
Bezeq The Israeli Telecommunication Corp. Ltd.	1,766,569	2,264,217
Check Point Software Technologies Ltd.(c)(d)	106,740	10,603,552
Elbit Systems Ltd.	19,122	2,302,478
Frutarom Industries Ltd.	29,177	2,682,752
Israel Chemicals Ltd.	549,178	2,331,425
Mizrahi Tefahot Bank Ltd.	91,528	1,753,300
NICE Ltd.(d)	47,044	4,395,610
Teva Pharmaceutical Industries Ltd. — ADR	670,618	11,460,862

		51,227,387
Italy — 2.2%
Assicurazioni Generali SpA	989,390	19,018,271
Atlantia SpA	337,294	10,451,509
Davide Campari-Milano SpA	550,519	4,167,877
Enel SpA	6,258,501	38,297,087
Eni SpA	1,967,987	34,666,575
Ferrari NV	93,240	11,208,534
Intesa Sanpaolo SpA	11,284,022	41,200,785
Leonardo SpA	216,669	2,505,805
Luxottica Group SpA	128,568	7,987,235
Mediobanca SpA	467,537	5,496,548
Poste Italiane SpA(e)	428,740	3,916,259
Prysmian SpA	150,740	4,733,558
Recordati SpA	76,018	2,804,710

Security	Shares	Value
Italy (continued)
Snam SpA	1,763,170	$8,104,949
Telecom Italia SpA(d)	8,878,761	8,430,317
Telecom Italia SpA, Non-Convertible Savings Shares	4,353,698	3,624,765
Tenaris SA	347,946	6,014,615
Terna - Rete Elettrica Nazionale SpA	1,085,339	6,342,596
UniCredit SpA(d)	1,563,854	32,686,306
UnipolSai Assicurazioni SpA	654,772	1,556,876

		253,215,177
Japan — 24.2%
ABC-Mart, Inc.	20,800	1,369,758
Acom Co. Ltd.(d)	328,100	1,473,367
Aeon Co. Ltd.	453,000	8,056,578
AEON Financial Service Co. Ltd.	76,500	1,773,823
Aeon Mall Co. Ltd.	92,350	1,942,326
Air Water, Inc.	111,300	2,175,532
Aisin Seiki Co. Ltd.	128,800	7,028,998
Ajinomoto Co., Inc.	402,200	7,304,047
Alfresa Holdings Corp.	141,600	3,197,439
Alps Electric Co. Ltd.	148,700	3,680,942
Amada Holdings Co. Ltd.	252,800	3,072,901
ANA Holdings, Inc.	90,500	3,506,888
Aozora Bank Ltd.	97,700	3,921,323
Asahi Glass Co. Ltd.	145,820	6,110,915
Asahi Group Holdings Ltd.	306,600	16,488,523
Asahi Kasei Corp.	1,031,600	13,788,198
Asics Corp.	104,500	1,946,412
Astellas Pharma, Inc.	1,627,700	24,897,270
Bandai Namco Holdings, Inc.	146,200	4,731,573
Bank of Kyoto Ltd.	49,600	2,810,733
Benesse Holdings, Inc.	47,400	1,724,381
Bridgestone Corp.	490,800	21,592,164
Brother Industries Ltd.	166,800	3,867,664
Calbee, Inc.	85,000	2,888,287
Canon, Inc.	825,900	29,962,236
Casio Computer Co. Ltd.	152,500	2,271,614
Central Japan Railway Co.	108,800	20,763,663
Chiba Bank Ltd.	533,000	4,357,774
Chubu Electric Power Co., Inc.	479,200	6,877,348
Chugai Pharmaceutical Co. Ltd.	171,800	8,721,997
Chugoku Electric Power Co., Inc.	201,900	2,466,494
Coca-Cola Bottlers Japan, Inc.	99,900	4,125,622
Concordia Financial Group Ltd.	879,000	4,963,243
Credit Saison Co. Ltd.	100,300	1,678,776
CYBERDYNE, Inc.(c)(d)	64,800	929,314
Dai Nippon Printing Co. Ltd.	183,500	3,813,298
Dai-ichi Life Holdings, Inc.	860,700	15,889,779
Daicel Corp.	231,500	2,542,091
Daifuku Co. Ltd.	77,600	4,600,707
Daiichi Sankyo Co. Ltd.	456,500	15,313,676
Daikin Industries Ltd.	188,300	20,918,833
Daito Trust Construction Co. Ltd.	57,300	9,756,293

4

Schedule of Investments (unaudited) (continued) March 31, 2018	iShares MSCI EAFE International Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Japan (continued)
Daiwa House Industry Co. Ltd.	431,100	$16,607,399
Daiwa House REIT Investment Corp.	1,422	3,438,247
Daiwa Securities Group, Inc.	1,198,000	7,710,193
DeNA Co. Ltd.	80,700	1,469,772
Denso Corp.	378,900	20,841,186
Dentsu, Inc.	162,013	7,159,817
Disco Corp.	23,100	4,937,468
Don Quijote Holdings Co. Ltd.	91,300	5,232,427
East Japan Railway Co.	257,649	24,088,594
Eisai Co. Ltd.	199,700	12,857,994
Electric Power Development Co. Ltd.	118,400	3,051,870
FamilyMart UNY Holdings Co. Ltd.	64,200	5,348,946
FANUC Corp.	148,900	38,319,872
Fast Retailing Co. Ltd.	39,900	16,029,139
Fuji Electric Co. Ltd.	384,800	2,651,153
FUJIFILM Holdings Corp.	331,200	13,226,032
Fujitsu Ltd.	1,631,000	9,911,471
Fukuoka Financial Group, Inc.	584,000	3,199,254
Hachijuni Bank Ltd.	249,300	1,354,871
Hakuhodo DY Holdings, Inc.	187,900	2,593,800
Hamamatsu Photonics KK	108,700	4,181,759
Hankyu Hanshin Holdings, Inc.	179,700	6,730,484
Hikari Tsushin, Inc.	16,600	2,677,682
Hino Motors Ltd.	171,500	2,230,262
Hirose Electric Co. Ltd.	23,310	3,220,229
Hisamitsu Pharmaceutical Co., Inc.	45,600	3,525,029
Hitachi Chemical Co. Ltd.	76,500	1,709,007
Hitachi Construction Machinery Co. Ltd.	79,600	3,089,824
Hitachi High-Technologies Corp.	51,300	2,438,726
Hitachi Ltd.	3,803,000	27,699,550
Hitachi Metals Ltd.	155,000	1,821,684
Honda Motor Co. Ltd.	1,321,600	45,749,277
Hoshizaki Corp.	43,600	3,886,985
Hoya Corp.	307,400	15,527,577
Hulic Co. Ltd.	258,600	2,818,139
Idemitsu Kosan Co. Ltd.	104,200	3,986,767
IHI Corp.	109,500	3,416,285
Iida Group Holdings Co. Ltd.	121,000	2,261,811
Inpex Corp.	715,600	8,880,111
Isetan Mitsukoshi Holdings Ltd.	259,605	2,872,691
Isuzu Motors Ltd.	411,900	6,310,912
ITOCHU Corp.	1,180,900	23,059,628
J. Front Retailing Co. Ltd.	175,200	2,959,018
Japan Airlines Co. Ltd.	94,480	3,846,860
Japan Airport Terminal Co. Ltd.	31,500	1,223,021
Japan Exchange Group, Inc.	398,700	7,465,310
Japan Post Bank Co. Ltd.	287,300	3,898,922
Japan Post Holdings Co. Ltd.	1,180,700	14,348,354
Japan Prime Realty Investment Corp.	565	2,052,659
Japan Real Estate Investment Corp.	923	4,797,936
Japan Retail Fund Investment Corp.	1,950	3,781,318
Japan Tobacco, Inc.	863,500	24,667,598
JFE Holdings, Inc.	404,300	8,155,274
JGC Corp.	159,800	3,479,257

Security	Shares	Value
Japan (continued)
JSR Corp.	152,000	$3,420,903
JTEKT Corp.	169,700	2,500,489
JXTG Holdings, Inc.	2,463,610	15,019,590
Kajima Corp.	689,800	6,485,061
Kakaku.com, Inc.	118,600	2,098,906
Kamigumi Co. Ltd.	101,100	2,266,342
Kaneka Corp.	211,000	2,098,936
Kansai Electric Power Co., Inc.	532,200	6,958,288
Kansai Paint Co. Ltd.	143,800	3,361,067
Kao Corp.	385,700	28,955,829
Kawasaki Heavy Industries Ltd.	106,000	3,420,577
KDDI Corp.	1,398,700	36,022,697
Keihan Holdings Co. Ltd.	63,000	1,954,568
Keikyu Corp.	169,300	2,975,752
Keio Corp.	88,700	3,822,999
Keisei Electric Railway Co. Ltd.	105,000	3,232,026
Keyence Corp.	75,384	47,089,205
Kikkoman Corp.	116,200	4,711,023
Kintetsu Group Holdings Co. Ltd.	137,300	5,394,721
Kirin Holdings Co. Ltd.	654,800	17,432,134
Kobe Steel Ltd.(d)	219,300	2,175,308
Koito Manufacturing Co. Ltd.	84,500	5,900,989
Komatsu Ltd.	728,300	24,397,282
Konami Holdings Corp.	66,200	3,371,361
Konica Minolta, Inc.	337,200	2,866,524
Kose Corp.	22,700	4,772,057
Kubota Corp.	804,500	14,181,412
Kuraray Co. Ltd.	270,300	4,686,546
Kurita Water Industries Ltd.	80,800	2,608,457
Kyocera Corp.	244,200	13,845,666
Kyowa Hakko Kirin Co. Ltd.	180,000	3,909,159
Kyushu Electric Power Co., Inc.	342,000	4,130,510
Kyushu Financial Group, Inc.	234,800	1,172,681
Kyushu Railway Co.	111,500	3,478,437
Lawson, Inc.	41,900	2,864,376
LINE Corp.(d)	36,100	1,420,727
Lion Corp.	192,100	3,942,232
LIXIL Group Corp.	203,500	4,514,177
M3, Inc.	162,700	7,475,721
Mabuchi Motor Co. Ltd.	32,400	1,611,832
Makita Corp.	167,400	8,292,012
Marubeni Corp.	1,252,900	9,149,342
Marui Group Co. Ltd.	141,400	2,851,384
Maruichi Steel Tube Ltd.	39,600	1,206,795
Mazda Motor Corp.	432,380	5,782,571
McDonald’s Holdings Co. Japan Ltd.	48,000	2,271,636
Mebuki Financial Group, Inc.	702,700	2,729,559
Medipal Holdings Corp.	140,600	2,934,459
MEIJI Holdings Co. Ltd.	90,100	6,921,207
MINEBEA MITSUMI, Inc.	331,600	7,129,966
MISUMI Group, Inc.	211,700	5,863,165
Mitsubishi Chemical Holdings Corp.	1,075,600	10,472,545
Mitsubishi Corp.	1,175,700	31,648,737
Mitsubishi Electric Corp.	1,516,600	24,615,250

5

Schedule of Investments (unaudited) (continued) March 31, 2018	iShares MSCI EAFE International Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Japan (continued)
Mitsubishi Estate Co. Ltd.	943,900	$15,811,678
Mitsubishi Gas Chemical Co., Inc.	125,700	3,033,487
Mitsubishi Heavy Industries Ltd.	242,820	9,362,895
Mitsubishi Materials Corp.	80,900	2,398,068
Mitsubishi Motors Corp.	465,800	3,331,170
Mitsubishi Tanabe Pharma Corp.	175,200	3,539,619
Mitsubishi UFJ Financial Group, Inc.	9,156,974	60,853,733
Mitsubishi UFJ Lease & Finance Co. Ltd.	293,600	1,758,824
Mitsui & Co. Ltd.	1,290,500	22,206,732
Mitsui Chemicals, Inc.	139,500	4,429,015
Mitsui Fudosan Co. Ltd.	709,200	17,120,973
Mitsui OSK Lines Ltd.	81,200	2,305,894
Mixi, Inc.	38,100	1,425,498
Mizuho Financial Group, Inc.	18,745,464	34,161,303
MS&AD Insurance Group Holdings, Inc.	354,470	11,011,074
Murata Manufacturing Co. Ltd.	145,100	20,028,464
Nabtesco Corp.	88,100	3,431,350
Nagoya Railroad Co. Ltd.	147,800	3,771,425
NEC Corp.	191,800	5,391,306
Nexon Co. Ltd.(d)	312,800	5,303,110
NGK Insulators Ltd.	195,600	3,388,176
NGK Spark Plug Co. Ltd.	108,100	2,604,781
NH Foods Ltd.	71,000	2,915,309
Nidec Corp.	186,200	28,657,784
Nikon Corp.	258,100	4,665,380
Nintendo Co. Ltd.	87,400	38,829,469
Nippon Building Fund, Inc.	1,013	5,618,937
Nippon Electric Glass Co. Ltd.	69,200	2,005,984
Nippon Express Co. Ltd.	59,400	3,930,139
Nippon Paint Holdings Co. Ltd.	117,000	4,309,476
Nippon Prologis REIT, Inc.	1,517	3,294,833
Nippon Steel & Sumitomo Metal Corp.	579,500	12,722,879
Nippon Telegraph & Telephone Corp.	542,800	25,323,277
Nippon Yusen KK	123,600	2,426,755
Nissan Chemical Industries Ltd.	85,800	3,564,262
Nissan Motor Co. Ltd.	1,853,600	19,133,121
Nisshin Seifun Group, Inc.	146,740	2,915,852
Nissin Foods Holdings Co. Ltd.	47,500	3,295,574
Nitori Holdings Co. Ltd.	59,300	10,399,200
Nitto Denko Corp.	125,410	9,478,375
NOK Corp.	60,700	1,185,327
Nomura Holdings, Inc.	2,757,000	16,076,935
Nomura Real Estate Holdings, Inc.	91,900	2,157,928
Nomura Real Estate Master Fund, Inc.	2,958	4,116,699
Nomura Research Institute Ltd.	100,870	4,766,017
NSK Ltd.	306,500	4,123,419
NTT Data Corp.	473,500	4,975,419
NTT DOCOMO, Inc.	1,069,000	27,252,463
Obayashi Corp.	470,500	5,182,961
Obic Co. Ltd.	47,600	4,011,154
Odakyu Electric Railway Co. Ltd.	225,600	4,595,816
Oji Holdings Corp.	662,000	4,266,762

Security	Shares	Value
Japan (continued)
Olympus Corp.	217,200	$8,305,523
Omron Corp.	160,000	9,353,043
Ono Pharmaceutical Co. Ltd.	317,500	10,101,825
Oracle Corp. Japan	32,400	2,689,003
Oriental Land Co. Ltd.	165,000	16,882,329
ORIX Corp.	1,042,600	18,684,399
Osaka Gas Co. Ltd.	282,400	5,616,635
Otsuka Corp.	80,600	4,109,213
Otsuka Holdings Co. Ltd.	294,200	14,756,973
Panasonic Corp.	1,725,300	24,776,156
Park24 Co. Ltd.	80,300	2,191,181
Pola Orbis Holdings, Inc.	63,600	2,651,304
Rakuten, Inc.	673,100	5,562,246
Recruit Holdings Co. Ltd.	875,100	21,933,174
Renesas Electronics Corp.(d)	493,300	4,959,035
Resona Holdings, Inc.	1,677,156	9,014,632
Ricoh Co. Ltd.	561,300	5,544,983
Rinnai Corp.	24,800	2,358,578
Rohm Co. Ltd.	72,500	6,881,759
Ryohin Keikaku Co. Ltd.	17,500	5,846,590
Sankyo Co. Ltd.	29,600	1,035,480
Santen Pharmaceutical Co. Ltd.	278,000	4,655,382
SBI Holdings, Inc.	157,740	3,706,260
Secom Co. Ltd.	170,400	12,692,276
Sega Sammy Holdings, Inc.	145,432	2,356,337
Seibu Holdings, Inc.	153,000	2,682,469
Seiko Epson Corp.	221,500	3,838,554
Sekisui Chemical Co. Ltd.	304,900	5,347,012
Sekisui House Ltd.	443,500	8,115,072
Seven & i Holdings Co. Ltd.	568,600	24,354,463
Seven Bank Ltd.	430,600	1,381,381
Sharp Corp.(c)(d)	117,600	3,522,026
Shimadzu Corp.	191,600	5,285,299
Shimamura Co. Ltd.	19,100	2,381,545
Shimano, Inc.	61,800	8,918,125
Shimizu Corp.	421,700	3,761,878
Shin-Etsu Chemical Co. Ltd.	301,700	31,470,068
Shinsei Bank Ltd.	116,200	1,802,621
Shionogi & Co. Ltd.	241,800	12,591,373
Shiseido Co. Ltd.	289,600	18,597,247
Shizuoka Bank Ltd.	477,000	4,587,077
Showa Shell Sekiyu KK	135,500	1,844,554
SMC Corp.	43,500	17,695,758
Softbank Group Corp.	634,200	47,305,778
Sohgo Security Services Co. Ltd.	58,200	2,860,152
Sompo Holdings, Inc.	262,875	10,592,030
Sony Corp.	972,300	47,837,464
Sony Financial Holdings, Inc.	145,900	2,664,153
Stanley Electric Co. Ltd.	109,300	4,103,848
Start Today Co. Ltd.	137,900	3,589,190
Subaru Corp.	489,100	16,190,559
Sumco Corp.	182,300	4,761,232
Sumitomo Chemical Co. Ltd.	1,335,000	7,745,268

6

Schedule of Investments (unaudited) (continued) March 31, 2018	iShares MSCI EAFE International Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Japan (continued)
Sumitomo Corp.	895,600	$15,003,566
Sumitomo Dainippon Pharma Co. Ltd.	135,100	2,256,909
Sumitomo Electric Industries Ltd.	562,300	8,593,911
Sumitomo Heavy Industries Ltd.	94,200	3,599,135
Sumitomo Metal Mining Co. Ltd.	190,800	7,891,793
Sumitomo Mitsui Financial Group, Inc.	1,032,750	43,813,673
Sumitomo Mitsui Trust Holdings, Inc.	254,882	10,419,354
Sumitomo Realty & Development Co. Ltd.	272,000	10,163,715
Sumitomo Rubber Industries Ltd.	117,100	2,159,012
Sundrug Co. Ltd.	48,800	2,284,129
Suntory Beverage & Food Ltd.	106,500	5,184,474
Suruga Bank Ltd.	140,500	1,971,791
Suzuken Co. Ltd.	48,400	2,036,597
Suzuki Motor Corp.	262,400	14,246,570
Sysmex Corp.	120,500	10,948,859
T&D Holdings, Inc.	403,800	6,422,911
Taiheiyo Cement Corp.	92,500	3,322,538
Taisei Corp.	148,500	7,616,516
Taisho Pharmaceutical Holdings Co. Ltd.	21,000	2,076,209
Taiyo Nippon Sanso Corp.	98,400	1,490,956
Takashimaya Co. Ltd.	210,000	2,018,665
Takeda Pharmaceutical Co. Ltd.	552,000	26,916,201
TDK Corp.	96,700	8,614,874
Teijin Ltd.	134,500	2,555,825
Temp Holdings Co. Ltd.	123,300	3,582,692
Terumo Corp.	241,100	12,540,050
THK Co. Ltd.	91,500	3,806,388
Tobu Railway Co. Ltd.	135,000	4,124,844
Toho Co. Ltd.	90,800	3,022,275
Toho Gas Co. Ltd.	47,200	1,475,297
Tohoku Electric Power Co., Inc.	348,300	4,738,009
Tokio Marine Holdings, Inc.	530,400	24,049,847
Tokyo Electric Power Co. Holdings, Inc.(d)	1,084,400	4,247,570
Tokyo Electron Ltd.	124,000	22,938,899
Tokyo Gas Co. Ltd.	304,000	8,122,938
Tokyo Tatemono Co. Ltd.	174,700	2,644,446
Tokyu Corp.	411,400	6,478,423
Tokyu Fudosan Holdings Corp.	416,000	2,993,119
Toppan Printing Co. Ltd.	418,000	3,435,942
Toray Industries, Inc.	1,094,900	10,415,170
Toshiba Corp.(d)	4,940,000	14,408,648
Tosoh Corp.	210,000	4,141,306
Toto Ltd.	109,600	5,746,410
Toyo Seikan Group Holdings Ltd.	108,000	1,611,520
Toyo Suisan Kaisha Ltd.	64,900	2,564,624
Toyoda Gosei Co. Ltd.	43,000	995,859
Toyota Industries Corp.	121,800	7,363,331
Toyota Motor Corp.	2,004,688	130,167,688
Toyota Tsusho Corp.	165,000	5,576,091
Trend Micro, Inc.	88,000	5,189,515
Tsuruha Holdings, Inc.	29,900	4,303,295

Security	Shares	Value
Japan (continued)
Unicharm Corp.	304,000	$8,768,434
United Urban Investment Corp.	2,453	3,842,606
USS Co. Ltd.	170,400	3,487,645
West Japan Railway Co.	135,400	9,599,422
Yahoo! Japan Corp.	1,038,200	4,859,704
Yakult Honsha Co. Ltd.	82,800	6,206,616
Yamada Denki Co. Ltd.	499,100	3,032,888
Yamaguchi Financial Group, Inc.	151,000	1,868,608
Yamaha Corp.	122,700	5,389,566
Yamaha Motor Co. Ltd.	215,600	6,414,520
Yamato Holdings Co. Ltd.	255,800	6,429,827
Yamazaki Baking Co. Ltd.	86,600	1,814,304
Yaskawa Electric Corp.	189,800	8,608,477
Yokogawa Electric Corp.	165,300	3,351,483
Yokohama Rubber Co. Ltd.	94,600	2,192,479

		2,796,032,997
Luxembourg — 0.2%
ArcelorMittal(d)	526,297	16,716,385
Eurofins Scientific SE(c)	8,426	4,440,278
RTL Group SA	28,675	2,380,710

		23,537,373
Mexico — 0.0%
Fresnillo PLC	157,552	2,813,227

Netherlands — 5.3%
ABN AMRO Group NV CVA(e)	324,033	9,770,675
Aegon NV	1,472,998	9,938,045
AerCap Holdings NV(d)	97,523	4,946,366
Akzo Nobel NV	190,316	17,981,603
Altice NV, Class A(d)	404,449	3,342,544
ASML Holding NV	298,220	59,135,070
Boskalis Westminster	70,356	2,062,149
CNH Industrial NV	770,613	9,522,481
EXOR NV	80,748	5,747,976
Heineken Holding NV	84,934	8,757,489
Heineken NV	195,130	20,986,998
ING Groep NV	2,992,801	50,504,109
Koninklijke Ahold Delhaize NV	995,782	23,595,967
Koninklijke DSM NV	137,363	13,653,457
Koninklijke KPN NV	2,467,935	7,421,053
Koninklijke Philips NV	730,831	27,984,962
Koninklijke Vopak NV	56,102	2,754,609
NN Group NV	226,864	10,079,551
NXP Semiconductors NV(d)	264,390	30,933,630
QIAGEN NV(d)	170,957	5,526,756
Randstad Holding NV	93,859	6,181,552
Royal Dutch Shell PLC, Class A	3,490,010	110,418,819
Royal Dutch Shell PLC, Class B	2,876,451	92,559,728
Unilever NV CVA	1,251,029	70,614,847

7

Schedule of Investments (unaudited) (continued) March 31, 2018	iShares MSCI EAFE International Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Netherlands (continued)
Wolters Kluwer NV	218,140	$11,601,741

		616,022,177
New Zealand — 0.2%
Auckland International Airport Ltd.	666,784	2,958,790
Fisher & Paykel Healthcare Corp. Ltd.	454,154	4,350,554
Fletcher Building Ltd.	701,370	3,075,263
Mercury NZ Ltd.	454,486	1,062,707
Meridian Energy Ltd.	1,024,566	2,119,171
Ryman Healthcare Ltd.	309,098	2,378,600
Spark New Zealand Ltd.	1,419,834	3,445,135

		19,390,220
Norway — 0.7%
DNB ASA	734,409	14,465,817
Gjensidige Forsikring ASA	147,880	2,719,845
Marine Harvest ASA	306,027	6,185,864
Norsk Hydro ASA	994,626	5,899,810
Orkla ASA	615,081	6,628,721
Schibsted ASA, Class B	81,163	2,077,361
Statoil ASA	906,472	21,454,340
Telenor ASA	564,402	12,835,132
Yara International ASA	140,252	5,992,982

		78,259,872
Portugal — 0.2%
EDP - Energias de Portugal SA	1,789,421	6,799,093
Galp Energia SGPS SA	369,632	6,970,778
Jeronimo Martins SGPS SA	175,617	3,194,226

		16,964,097
Singapore — 1.3%
Ascendas Real Estate Investment Trust	2,318,046	4,669,169
CapitaLand Commercial Trust	2,021,960	2,834,351
CapitaLand Ltd.	1,894,849	5,189,023
CapitaLand Mall Trust	2,027,900	3,228,049
City Developments Ltd.	288,935	2,879,011
ComfortDelGro Corp. Ltd.	1,633,016	2,563,516
DBS Group Holdings Ltd.	1,336,007	28,219,600
Genting Singapore PLC	4,904,827	4,068,177
Golden Agri-Resources Ltd.	4,730,351	1,268,119
Hutchison Port Holdings Trust	3,945,300	1,168,807
Jardine Cycle & Carriage Ltd.	76,156	2,011,765
Keppel Corp. Ltd.	1,274,077	7,617,983
Oversea-Chinese Banking Corp. Ltd.	2,326,898	22,922,269
SATS Ltd.	510,700	2,006,890
SembCorp Industries Ltd.	828,690	1,981,791
Singapore Airlines Ltd.	436,609	3,628,064
Singapore Exchange Ltd.	551,000	3,110,630
Singapore Press Holdings Ltd.	816,785	1,575,925
Singapore Technologies Engineering Ltd.	1,550,813	4,266,150
Singapore Telecommunications Ltd.	6,222,632	16,071,177

Security	Shares	Value
Singapore (continued)
StarHub Ltd.	655,457	$1,153,783
Suntec Real Estate Investment Trust	2,014,000	2,920,027
United Overseas Bank Ltd.	1,003,647	21,118,944
UOL Group Ltd.	388,899	2,549,885
Wilmar International Ltd.	1,175,470	2,865,846
Yangzijiang Shipbuilding Holdings Ltd.	1,756,083	1,635,583

		153,524,534
Spain — 3.1%
Abertis Infraestructuras SA	568,973	12,755,190
ACS Actividades de Construccion y Servicios SA	186,438	7,273,973
Aena SME SA(e)	50,823	10,248,122
Amadeus IT Group SA	345,501	25,568,150
Banco Bilbao Vizcaya Argentaria SA	5,145,321	40,748,694
Banco de Sabadell SA	4,063,824	8,312,260
Banco Santander SA	12,392,208	81,111,660
Bankia SA	918,941	4,122,326
Bankinter SA	489,104	5,035,488
CaixaBank SA	2,728,060	13,006,447
Enagas SA	108,627	2,974,722
Endesa SA	234,694	5,170,352
Ferrovial SA	378,302	7,909,427
Gas Natural SDG SA	278,657	6,651,001
Grifols SA	231,982	6,576,885
Iberdrola SA	4,514,403	33,196,161
Industria de Diseno Textil SA	859,803	27,031,019
Mapfre SA	788,268	2,622,554
Red Electrica Corp. SA	324,891	6,706,531
Repsol SA(d)	945,914	16,814,221
Siemens Gamesa Renewable Energy SA(c)	174,013	2,796,900
Telefonica SA	3,630,130	35,963,131

		362,595,214
Sweden — 2.6%
Alfa Laval AB	222,168	5,264,947
Assa Abloy AB, Class B	759,037	16,452,458
Atlas Copco AB, A Shares	533,485	23,170,199
Atlas Copco AB, B Shares	316,874	12,372,545
Boliden AB	200,419	7,052,427
Electrolux AB, Class B	180,611	5,703,606
Essity AB, Class B(d)	455,943	12,635,629
Getinge AB, Class B	157,998	1,799,220
Hennes & Mauritz AB, Class B	773,819	11,560,182
Hexagon AB, Class B	195,085	11,644,417
Husqvarna AB, Class B	299,420	2,894,602
ICA Gruppen AB	58,761	2,083,280
Industrivarden AB, Class C	121,322	2,829,482
Investor AB, Class B	345,453	15,346,237
Kinnevik AB, Class B	173,527	6,269,223
L E Lundbergforetagen AB, B Shares	31,650	2,275,259
Lundin Petroleum AB(d)	154,032	3,891,292

8

Schedule of Investments (unaudited) (continued) March 31, 2018	iShares MSCI EAFE International Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Sweden (continued)
Millicom International Cellular SA	46,585	$3,188,029
Nordea Bank AB	2,371,234	25,372,110
Sandvik AB	860,515	15,765,687
Securitas AB, Class B	224,674	3,825,420
Skandinaviska Enskilda Banken AB, Class A	1,227,036	12,891,606
Skanska AB, Class B	253,970	5,207,104
SKF AB, Class B	287,663	5,893,368
Svenska Handelsbanken AB, Class A	1,157,468	14,487,829
Swedbank AB, Class A	681,015	15,302,643
Swedish Match AB	134,427	6,091,926
Tele2 AB, Class B	305,635	3,680,559
Telefonaktiebolaget LM Ericsson, Class B	2,343,710	14,924,642
Telia Co. AB	2,303,934	10,855,520
Volvo AB, Class B	1,182,332	21,641,844

		302,373,292
Switzerland — 8.2%
ABB Ltd., Registered Shares	1,428,166	33,959,203
Adecco SA, Registered Shares	118,798	8,461,982
Baloise Holding AG, Registered Shares	37,796	5,782,171
Barry Callebaut AG, Registered Shares	1,765	3,451,914
Chocoladefabriken Lindt & Spruengli AG	755	4,684,180
Chocoladefabriken Lindt & Spruengli AG, Registered Shares	78	5,677,800
Cie Financiere Richemont SA, Registered Shares	401,934	36,118,536
Clariant AG(d)	184,239	4,407,539
Coca-Cola HBC AG(d)	137,784	5,098,926
Credit Suisse Group AG, Registered Shares(d)	1,877,589	31,534,143
Dufry AG(d)	27,645	3,631,164
EMS-Chemie Holding AG, Registered Shares	6,640	4,200,543
Geberit AG, Registered Shares	27,872	12,325,620
Givaudan SA, Registered Shares	7,366	16,804,369
Glencore PLC(d)	9,449,850	46,958,486
Julius Baer Group Ltd.(d)	185,065	11,389,169
Kuehne & Nagel International AG, Registered Shares	42,018	6,618,044
LafargeHolcim Ltd.(d)	342,618	18,773,631
Lonza Group AG, Registered Shares(d)	59,318	13,989,501
Nestle SA, Registered Shares	2,390,070	188,914,690
Novartis AG, Registered Shares	1,708,227	138,162,895
Pargesa Holding SA, Bearer Shares	29,397	2,608,359
Partners Group Holding AG	13,149	9,784,494
Roche Holding AG	539,553	123,771,846
Schindler Holding AG, Participation Certificates	29,556	6,377,226
Schindler Holding AG, Registered Shares	15,640	3,276,632
SGS SA, Registered Shares	4,084	10,046,345
Sika AG, Bearer Shares	1,613	12,652,622

Security	Shares	Value
Switzerland (continued)
Sonova Holding AG, Registered Shares	40,499	$6,438,641
STMicroelectronics NV	481,626	10,717,969
Straumann Holding AG, Registered Shares	8,168	5,153,539
Swatch Group AG, Bearer Shares	22,646	9,992,435
Swatch Group AG, Registered Shares	38,124	3,197,168
Swiss Life Holding AG, Registered Shares(d)	24,155	8,608,055
Swiss Prime Site AG, Registered Shares(d)	52,070	5,039,076
Swiss Re AG	248,122	25,324,985
Swisscom AG, Registered Shares	19,733	9,789,619
UBS Group AG, Registered Shares(d)	2,819,754	49,681,022
Vifor Pharma AG	36,655	5,652,286
Zurich Insurance Group AG(d)	116,392	38,393,339

		947,450,164
United Arab Emirates — 0.0%
Mediclinic International PLC	230,500	1,944,760

United Kingdom — 14.6%
3i Group PLC	727,921	8,785,900
Admiral Group PLC	147,417	3,815,507
Anglo American PLC	1,052,039	24,506,890
Antofagasta PLC	291,525	3,769,086
Ashtead Group PLC	411,918	11,231,663
Associated British Foods PLC	273,696	9,568,834
AstraZeneca PLC	972,221	66,831,688
Auto Trader Group PLC(e)	684,935	3,366,745
Aviva PLC	3,042,905	21,236,707
Babcock International Group PLC	186,632	1,751,845
BAE Systems PLC	2,513,742	20,566,672
Barclays PLC	13,119,699	38,337,143
Barratt Developments PLC	762,041	5,670,586
Berkeley Group Holdings PLC	91,837	4,882,012
BP PLC	15,194,079	102,485,604
British American Tobacco PLC	1,761,441	101,823,378
British Land Co. PLC	746,833	6,732,210
BT Group PLC	6,380,704	20,365,994
Bunzl PLC	256,787	7,551,170
Burberry Group PLC	317,844	7,576,284
Capita PLC	433,266	875,640
Carnival PLC	140,829	9,064,241
Centrica PLC	4,133,272	8,246,155
Cobham PLC(d)	1,764,077	3,039,878
Coca-Cola European Partners PLC	161,729	6,737,630
Compass Group PLC	1,229,648	25,108,133
ConvaTec Group PLC(e)	951,319	2,654,124
Croda International PLC	100,438	6,452,273
Diageo PLC	1,916,166	64,804,160
Direct Line Insurance Group PLC	1,065,981	5,707,805
easyJet PLC	124,400	2,804,212
Experian PLC	698,784	15,112,379
Ferguson PLC	190,870	14,355,310

9

Schedule of Investments (unaudited) (continued) March 31, 2018	iShares MSCI EAFE International Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
United Kingdom (continued)
Fiat Chrysler Automobiles NV(d)	814,717	$16,617,190
G4S PLC	1,196,217	4,163,324
GKN PLC	1,290,248	8,363,200
GlaxoSmithKline PLC	3,777,438	73,361,782
Hammerson PLC	651,359	4,910,102
Hargreaves Lansdown PLC	189,831	4,357,308
HSBC Holdings PLC	15,355,467	144,198,766
IMI PLC	204,397	3,100,523
Imperial Brands PLC	742,714	25,289,035
InterContinental Hotels Group PLC	148,475	8,895,521
International Consolidated Airlines Group SA	437,002	3,783,500
Intertek Group PLC	122,467	8,016,464
Investec PLC	509,094	3,934,436
ITV PLC	2,798,694	5,665,310
J. Sainsbury PLC	1,201,950	4,031,925
John Wood Group PLC	523,885	3,980,808
Johnson Matthey PLC	150,516	6,421,197
Kingfisher PLC	1,628,752	6,681,629
Land Securities Group PLC	556,350	7,319,867
Legal & General Group PLC	4,529,948	16,413,138
Lloyds Banking Group PLC	55,557,062	50,536,133
London Stock Exchange Group PLC	249,560	14,450,209
Marks & Spencer Group PLC	1,200,827	4,561,287
Meggitt PLC	568,626	3,449,586
Merlin Entertainments PLC(e)	513,907	2,498,907
Micro Focus International PLC	329,059	4,594,853
Mondi PLC	304,715	8,190,161
National Grid PLC	2,655,666	29,893,454
Next PLC	114,774	7,672,526
Old Mutual PLC	3,757,962	12,645,143
Pearson PLC	628,461	6,625,802
Persimmon PLC	233,039	8,271,081
Prudential PLC	1,985,909	49,625,232
Randgold Resources Ltd.	70,994	5,897,899
Reckitt Benckiser Group PLC	513,315	43,327,807
RELX NV	770,184	15,965,057
RELX PLC	842,011	17,296,450
Rio Tinto PLC	935,185	47,455,097
Rolls-Royce Holdings PLC(d)	1,244,707	15,217,937
Royal Bank of Scotland Group PLC(d)	2,686,174	9,771,828
Royal Mail PLC	645,756	4,901,146
RSA Insurance Group PLC	781,602	6,919,884
Sage Group PLC	810,291	7,280,814
Schroders PLC	88,696	3,979,634
Segro PLC	755,031	6,372,036
Severn Trent PLC	175,093	4,532,906
Shire PLC	711,461	35,409,294
Sky PLC	819,027	14,916,192
Smith & Nephew PLC	703,953	13,168,843
Smiths Group PLC	294,587	6,266,261
SSE PLC	765,105	13,725,484
St. James’s Place PLC	399,522	6,091,062

Security	Shares	Value
United Kingdom (continued)
Standard Chartered PLC	2,600,119	$26,059,339
Standard Life Aberdeen PLC	2,020,708	10,199,884
Taylor Wimpey PLC	2,511,889	6,507,543
Tesco PLC	7,387,379	21,380,612
Travis Perkins PLC	193,502	3,354,950
Unilever PLC	952,890	52,849,721
United Utilities Group PLC	477,390	4,794,288
Vodafone Group PLC	20,484,890	56,047,295
Weir Group PLC	175,519	4,920,083
Whitbread PLC	135,225	7,019,128
WM Morrison Supermarkets PLC	1,729,398	5,188,832
WPP PLC	952,598	15,138,341

		1,690,292,904

Total Common Stocks — 97.8% (Cost — $10,037,786,628)		11,298,146,450

Preferred Securities

Preferred Stocks — 0.5%
Germany — 0.5%
Bayerische Motoren Werke AG, Preference Shares, 0.00%	41,916	3,933,364
Fuchs Petrolub SE, Preference Shares, 0.00%	49,154	2,668,307
Henkel AG & Co. KGaA, Preference Shares, 0.00%	134,837	17,724,733
Porsche Automobil Holding SE, Preference Shares, 0.00%	117,415	9,787,520
Schaeffler AG, Preference Shares, 0.00%	134,772	2,081,419
Volkswagen AG, Preference Shares, 0.00%	144,485	28,798,056

Total Preferred Stocks — 0.5% (Cost — $54,781,765)		64,993,399

Total Long-Term Investments — 98.3% (Cost — $10,092,568,393)		11,363,139,849

Short-Term Securities — 0.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.85%(f)(g)(h)	18,681,411	18,681,411

10

Schedule of Investments (unaudited) (continued) March 31, 2018	iShares MSCI EAFE International Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.61%,(g)(h)	38,865,586	$38,865,586

Total Short-Term Securities — 0.5% (Cost — $57,548,865)		57,546,997

Security	Value
Total Investments — 98.8% (Cost — $10,150,117,258)	$11,420,686,846
Other Assets Less Liabilities — 1.2%	139,889,956

Net Assets — 100.0%	$11,560,576,802

(a)	A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)	Security, or a portion of the security, is on loan.
(d)	Non-income producing security.
(e)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(f)	All or a portion of security was purchased with the cash collateral from loaned securities.
(g)	Annualized 7-day yield as of period end.
(h)	During the period ended March 31, 2018, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 12/31/17	Shares Purchased		Shares Sold		Shares Held at 03/31/18	Value at 03/31/18	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	49,359,160	—		(30,677,749	)(b)	18,681,411	$18,681,411	$166,978	(c)	$(1,269)	$(241)
BlackRock Cash Funds: Treasury, SL Agency Shares	31,372,620	7,492,966	(d)	—		38,865,586	38,865,586	124,131		—	—
iShares MSCI EAFE ETF	—	2,699,998		(2,699,998)		—	—	—		—	—

							$57,546,997	$291,109		$(1,269)	$(241)

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares sold.
(c)	Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
(d)	Represents net shares purchased.

Portfolio Abbreviations

ADR — American Depositary Receipts

CVA — Certificaten Van Aandelen (Dutch Certificate)

ETF — Exchange-Traded Fund

FTSE — Financial Times Stock Exchange

MSCI — Morgan Stanley Capital International

REIT — Real Estate Investment Trust

11

Schedule of Investments (unaudited) (continued) March 31, 2018	iShares MSCI EAFE International Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts:
Nikkei 225 Index	431	06/07/18	$43,442	$508,035
Euro Stoxx 50 Index	1,601	06/15/18	64,634	(86,936)
FTSE 100 Index	421	06/15/18	41,308	139,287
SPI 200 Index	177	06/21/18	19,494	(481,416)

				$78,970

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

12

Schedule of Investments (unaudited) (continued) March 31, 2018	iShares MSCI EAFE International Index Fund

As of March 31, 2018, the following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Australia	$—	$778,389,520	$10	$778,389,530
Austria	—	29,978,576	—	29,978,576
Belgium	—	128,249,305	—	128,249,305
China	—	2,817,089	—	2,817,089
Denmark	—	207,202,172	—	207,202,172
Finland	—	115,448,741	—	115,448,741
France	33,637,799	1,171,827,308	—	1,205,465,107
Germany	4,729,868	1,033,139,512	—	1,037,869,380
Hong Kong	5,714,450	401,004,135	—	406,718,585
Ireland	24,064,706	40,987,459	—	65,052,165
Isle of Man	—	5,312,405	—	5,312,405
Israel	22,064,414	29,162,973	—	51,227,387
Italy	—	253,215,177	—	253,215,177
Japan	—	2,796,032,997	—	2,796,032,997
Luxembourg	—	23,537,373	—	23,537,373
Mexico	—	2,813,227	—	2,813,227
Netherlands	35,879,996	580,142,181	—	616,022,177
New Zealand	—	19,390,220	—	19,390,220
Norway	—	78,259,872	—	78,259,872
Portugal	—	16,964,097	—	16,964,097
Singapore	—	153,524,534	—	153,524,534
Spain	—	362,595,214	—	362,595,214
Sweden	—	302,373,292	—	302,373,292
Switzerland	—	947,450,164	—	947,450,164
United Arab Emirates	—	1,944,760	—	1,944,760
United Kingdom	15,859,425	1,674,433,479	—	1,690,292,904
Preferred Stocks	—	64,993,399	—	64,993,399
Short-Term Securities	57,546,997	—	—	57,546,997

	$199,497,655	$11,221,189,181	$10	$11,420,686,846

Derivative Financial Instruments(a)
Assets:
Equity contracts	$647,322	$—	$—	$647,322
Liabilities:
Equity contracts	(568,352)	—	—	(568,352)

	$78,970	$—	$—	$78,970

(a)	Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

13

Schedule of Investments (unaudited) (continued) March 31, 2018	iShares MSCI EAFE International Index Fund

Transfers between Level 1 and Level 2 were as follows:

	Transfers Into Level 1 (a)	Transfers Out of Level 2 (a)
Assets:
Investments:
Long-Term Investments:
Common Stocks
Austria	$10,381,762	$(10,381,762)
Belgium	3,299,932	(3,299,932)
Denmark	24,630,758	(24,630,758)
Finland	9,830,051	(9,830,051)
France	27,943,396	(27,943,396)
Germany	37,444,687	(37,444,687)
Hong Kong	40,601,110	(40,601,110)
Ireland	5,083,369	(5,083,369)
Israel	2,670,428	(2,670,428)
Italy	10,082,828	(10,082,828)
Japan	34,326,464	(34,326,464)
Netherlands	4,465,620	(4,465,620)
New Zealand	6,319,285	(6,319,285)
Portugal	8,818,657	(8,818,657)
Singapore	1,985,599	(1,985,599)
Sweden	3,146,139	(3,146,139)
Switzerland	18,884,582	(18,884,582)
United Arab Emirates	2,021,307	(2,021,307)
United Kingdom	128,054,239	(128,054,239)

	$379,990,213	$(379,990,213)

(a)	Systematic Fair Value Prices were not utilized at period end for these investments.

14

Schedule of Investments (unaudited) March 31, 2018	iShares Russell 2000 Small-Cap Index Fund (Percentages shown are based on Net Assets)

Mutual Fund	Value
Master Small Cap Index Series of Quantitative Master Series LLC	$1,113,905,328
Total Investments (Cost — $1,015,857,146) — 100.0%	1,113,905,328
Liabilities in Excess of Other Assets — (0.0)%	(62,107)
Net Assets — 100.0%	$1,113,843,221

iShares Russell 2000 Small-Cap Index Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Master Small Cap Index Series (the “Series”), which has the same investment objective and strategies as the Fund. As of March 31, 2018, the value of the investment and the percentage owned by the Fund of the Master Portfolio was $1,113,905,328 and 72.5%, respectively.

The Fund records its investment in the Master Portfolio at fair value. The Fund’s investment in the Master Portfolio is valued pursuant to the pricing policies approved by the Board of Directors of the Master Portfolio.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

As of period end, the Fund’s investment in the Master Portfolio was classified as Level 2.

During the period ended March 31, 2018, there were no transfers between levels.

1

Schedule of Investments (unaudited) March 31, 2018	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks — 98.8%

Advertising Agencies — 0.2%
Cardlytics, Inc.(a)	3,494	$51,117
Clear Channel Outdoor Holdings, Inc., Class A	31,898	156,300
Cogint, Inc.(a)(b)	23,764	59,410
Emerald Expositions Events, Inc.(b)	13,902	270,811
MDC Partners, Inc., Class A(a)	38,342	276,062
National CineMedia, Inc.	47,998	249,110
QuinStreet, Inc.(a)	25,394	324,281
Trade Desk, Inc., Class A(a)(b)	17,609	873,759
Viad Corp.	15,066	790,212

		3,051,062
Aerospace — 1.3%
AAR Corp.	23,825	1,050,921
Aerojet Rocketdyne Holdings, Inc.(a)	50,297	1,406,807
Aerovironment, Inc.(a)	15,263	694,619
Astronics Corp.(a)	15,343	572,294
Axon Enterprise, Inc.(a)(b)	37,788	1,485,446
Cubic Corp.	18,441	1,172,848
Curtiss-Wright Corp.	32,092	4,334,666
Ducommun, Inc.(a)	7,910	240,306
Esterline Technologies Corp.(a)	19,168	1,402,139
Kaman Corp.	19,871	1,234,387
KLX, Inc.(a)	36,642	2,603,780
Kratos Defense & Security Solutions, Inc.(a)(b)	62,534	643,475
Moog, Inc., Class A(a)	23,386	1,927,240
Triumph Group, Inc.(b)	35,628	897,826

		19,666,754
Agriculture, Fishing & Ranching — 0.4%
Alico, Inc.	1,574	42,813
Andersons, Inc.	19,689	651,706
Cadiz, Inc.(a)	13,738	185,463
Cal-Maine Foods, Inc.(a)	20,998	917,613
Calavo Growers, Inc.	11,571	1,066,846
Fresh Del Monte Produce, Inc.	23,663	1,070,514
Limoneira Co.	8,607	204,244
Sanderson Farms, Inc.	14,606	1,738,406

		5,877,605
Air Transport — 0.5%
Air Transport Services Group, Inc.(a)	42,640	994,365
Allegiant Travel Co.	9,226	1,591,946
Atlas Air Worldwide Holdings, Inc.(a)	16,933	1,023,600
Bristow Group, Inc.	24,825	322,725
Era Group, Inc.(a)	12,709	118,829
Hawaiian Holdings, Inc.	37,054	1,433,990
PHI, Inc.(a)	5,893	60,344
SkyWest, Inc.	36,920	2,008,448

		7,554,247
Alternative Energy — 0.1%
Ameresco, Inc., Class A(a)	13,245	172,185

Security	Shares	Value
Alternative Energy (continued)
EP Energy Corp., Class A(a)	22,700	$30,418
Green Brick Partners, Inc.(a)(b)	17,516	190,924
Green Plains, Inc.	28,875	485,100
REX American Resources Corp.(a)	4,146	301,829
TerraForm Power, Inc.	33,830	362,996
Vivint Solar, Inc.(a)	15,806	57,692

		1,601,144
Aluminum — 0.1%
Century Aluminum Co.(a)	36,138	597,722
Kaiser Aluminum Corp.	11,823	1,192,941

		1,790,663
Asset Management & Custodian — 0.6%
Arlington Asset Investment Corp., Class A(b)	11,168	123,295
Artisan Partners Asset Management, Inc., Class A	34,186	1,138,394
B. Riley Financial, Inc.	15,414	300,573
BrightSphere Investment Group PLC	56,942	897,406
Cohen & Steers, Inc.	15,812	642,916
Cowen, Inc., Class A(a)(b)	18,288	241,402
Diamond Hill Investment Group, Inc.	2,595	536,023
Financial Engines, Inc.	42,692	1,494,220
GAMCO Investors, Inc., Class A	5,610	139,296
Hamilton Lane, Inc., Class A	10,552	392,851
Medley Management, Inc.	4,375	24,937
Oppenheimer Holdings, Inc., Class A	8,381	215,811
PJT Partners, Inc., Class A	13,780	690,378
Pzena Investment Management, Inc., Class A	10,435	116,142
Silvercrest Asset Management Group, Inc., Class A	4,064	61,773
Virtus Investment Partners, Inc.	5,229	647,350
Waddell & Reed Financial, Inc., Class A	53,707	1,085,418
Westwood Holdings Group, Inc.	6,363	359,446
WisdomTree Investments, Inc.	58,736	538,609

		9,646,240
Auto Parts — 0.8%
American Axle & Manufacturing Holdings, Inc.(a)	72,546	1,104,150
Dana, Inc.	106,187	2,735,377
Dorman Products, Inc.(a)(b)	19,505	1,291,426
Fox Factory Holding Corp.(a)	25,335	884,191
Gentherm, Inc.(a)(b)	26,761	908,536
Horizon Global Corp.(a)	16,915	139,380
Meritor, Inc.(a)	60,834	1,250,747
Standard Motor Products, Inc.	15,507	737,668
Stoneridge, Inc.(a)	20,272	559,507
Superior Industries International, Inc.	18,502	246,077
Tenneco, Inc.	37,382	2,051,150

1

Schedule of Investments (unaudited) (continued) March 31, 2018	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Security	Shares	Value
Auto Parts (continued)
Tower International, Inc.	15,089	$418,720

		12,326,929
Auto Services — 0.1%
Cooper Tire & Rubber Co.	37,650	1,103,145

Back Office Support, HR & Consulting — 1.8%
ASGN, Inc.(a)	36,274	2,970,115
Barrett Business Services, Inc.	5,093	422,108
BG Staffing, Inc.	5,857	111,225
CBIZ, Inc.(a)	36,780	671,235
Convergys Corp.	67,053	1,516,716
CRA International, Inc.	5,799	303,230
DHI Group, Inc.(a)	50,216	80,346
ExlService Holdings, Inc.(a)	23,781	1,326,266
Forrester Research, Inc.	7,360	305,072
FTI Consulting, Inc.(a)	27,472	1,329,920
GP Strategies Corp.(a)	9,095	206,002
Hackett Group, Inc.	15,916	255,611
Heidrick & Struggles International, Inc.	13,308	415,875
Huron Consulting Group, Inc.(a)	16,214	617,753
ICF International, Inc.	12,996	759,616
Insperity, Inc.	26,268	1,826,939
Kelly Services, Inc., Class A	22,119	642,336
Kforce, Inc.	17,103	462,636
Korn/Ferry International	38,112	1,966,198
Liquidity Services, Inc.(a)	18,077	117,501
MAXIMUS, Inc.	46,664	3,114,355
Navigant Consulting, Inc.(a)(b)	33,610	646,656
NV5 Global, Inc.(a)(b)	5,855	326,416
Paylocity Holding Corp.(a)	19,128	979,928
Resources Connection, Inc.	22,327	361,697
RPX Corp.	32,589	348,376
ServiceSource International, Inc.(a)	55,512	211,501
StarTek, Inc.(a)(b)	8,418	82,328
Sykes Enterprises, Inc.(a)	28,522	825,427
TriNet Group, Inc.(a)	30,003	1,389,739
TrueBlue, Inc.(a)	29,850	773,115
TTEC Holdings, Inc.	10,691	328,214
WageWorks, Inc.(a)	29,166	1,318,303

		27,012,755
Banks: Diversified — 9.6%
1st Source Corp.	11,532	583,750
Access National Corp.	11,432	326,155
ACNB Corp.	4,197	122,762
Allegiance Bancshares, Inc.(a)	8,596	336,533
Ambac Financial Group, Inc.(a)	13,338	209,140
American National Bankshares, Inc.	5,873	220,825
Ameris Bancorp	26,470	1,400,263
Ames National Corp.	5,639	155,073
Arrow Financial Corp.	7,637	259,276
Atlantic Capital Bancshares, Inc.(a)	14,706	266,179

Security	Shares	Value
Banks: Diversified (continued)
Bancfirst Corp.	12,277	$651,909
Banco Latinoamericano de Comercio Exterior SA	22,488	640,908
Bancorp, Inc.(a)	35,711	385,679
BancorpSouth Bank	63,166	2,008,679
Bank of Commerce Holdings	8,371	97,522
Bank of Marin Bancorp	4,918	339,096
Bank of NT Butterfield & Son Ltd.	38,440	1,725,187
Bankwell Financial Group, Inc.	4,769	153,943
Banner Corp.	23,710	1,315,668
Bar Harbor Bankshares	10,107	280,166
BCB Bancorp, Inc.	7,772	121,632
Beneficial Bancorp, Inc.	51,389	799,099
Boston Private Financial Holdings, Inc.	62,441	939,737
Bridge Bancorp, Inc.	14,397	483,019
Bryn Mawr Bank Corp.	13,479	592,402
Byline Bancorp, Inc.(a)	12,771	292,839
C&F Financial Corp.	2,151	113,143
Cadence BanCorp	21,405	582,858
Camden National Corp.	10,975	488,387
Capital City Bank Group, Inc.	7,851	194,312
Capitol Federal Financial, Inc.	94,543	1,167,606
Capstar Financial Holdings, Inc.(a)	7,407	139,474
Carolina Financial Corp.	13,162	517,003
Cathay General Bancorp	56,314	2,251,434
CBTX, Inc.	2,484	73,129
Centerstate Bank Corp.	43,414	1,151,773
Central Pacific Financial Corp.	12,934	368,102
Central Valley Community Bancorp	7,728	151,160
Century Bancorp, Inc., Class A	2,339	185,717
Charter Financial Corp.	8,600	175,354
Chemical Financial Corp.	51,615	2,822,308
Chemung Financial Corp.	1,486	69,054
Citizens & Northern Corp.	6,765	156,204
City Holding Co.	10,959	751,349
Civista Bancshares, Inc.	7,558	172,776
CNB Financial Corp.	10,277	298,958
CoBiz Financial, Inc.	27,771	544,312
Codorus Valley Bancorp, Inc.	6,265	176,172
Columbia Banking System, Inc.	52,720	2,211,604
Community Bank System, Inc.	35,886	1,922,054
Community Bankers Trust Corp.(a)(b)	11,454	103,086
Community Financial Corp.	2,283	84,973
Community Trust Bancorp, Inc.	11,268	509,314
ConnectOne Bancorp, Inc.	21,752	626,458
County Bancorp, Inc.	2,541	74,223
Customers Bancorp, Inc.(a)	21,164	616,931
CVB Financial Corp.	76,092	1,722,723
DNB Financial Corp.	2,578	91,906
Eagle Bancorp, Inc.(a)(b)	22,926	1,372,121
Enterprise Bancorp, Inc.	6,683	235,843
Enterprise Financial Services Corp.	16,106	755,371
Equity Bancshares, Inc., Class A(a)	8,459	331,254

2

Schedule of Investments (unaudited) (continued) March 31, 2018	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Security	Shares	Value
Banks: Diversified (continued)
Evans Bancorp, Inc.	3,549	$160,592
Farmers & Merchants Bancorp, Inc./Archbold	5,890	237,779
Farmers Capital Bank Corp.	5,281	210,976
Farmers National Banc Corp.	17,825	246,876
FB Financial Corp.(a)	10,012	406,387
Fidelity Southern Corp.	16,229	374,403
Financial Institutions, Inc.	11,176	330,810
First Bancorp, Inc.	6,904	193,174
First BanCorp, Puerto Rico(a)	140,727	847,177
First Bancorp/Southern Pines NC	20,888	744,657
First Bancshares, Inc.	7,605	245,261
First Busey Corp.	29,349	872,252
First Business Financial Services, Inc.	6,638	167,012
First Citizens BancShares, Inc., Class A	5,395	2,229,430
First Commonwealth Financial Corp.	71,796	1,014,477
First Community Bancshares, Inc.	12,612	376,468
First Connecticut Bancorp, Inc.	9,191	235,290
First Financial Bancorp	45,293	1,329,350
First Financial Bankshares, Inc.	46,508	2,153,320
First Financial Corp.	9,941	413,546
First Foundation, Inc.(a)	21,455	397,776
First Guaranty Bancshares, Inc.	2,919	75,865
First Internet Bancorp	6,048	223,776
First Interstate Bancsystem, Inc., Class A	19,481	770,474
First Merchants Corp.	29,392	1,225,646
First Mid-Illinois Bancshares, Inc.	7,901	287,991
First Midwest Bancorp, Inc.	74,458	1,830,922
First Northwest Bancorp(a)	7,943	134,157
First of Long Island Corp.	17,837	489,626
Flagstar Bancorp, Inc.(a)	15,885	562,329
FNB Bancorp.	4,183	153,893
Franklin Financial Network, Inc.(a)(b)	9,070	295,682
Fulton Financial Corp.	126,223	2,240,458
German American Bancorp, Inc.	15,813	527,364
Glacier Bancorp, Inc.	57,445	2,204,739
Great Western Bancorp, Inc.	43,528	1,752,873
Guaranty Bancorp	17,275	489,746
Guaranty Bancshares, Inc.	6,179	205,822
Hancock Holding Co.	61,841	3,197,180
Hanmi Financial Corp.	23,787	731,450
HarborOne Bancorp, Inc.(a)(b)	10,015	176,865
Heartland Financial USA, Inc.	17,976	953,627
Heritage Commerce Corp.	26,561	437,725
Home BancShares, Inc.	114,901	2,620,892
Hope Bancorp, Inc.	96,511	1,755,535
Horizon Bancorp	16,298	489,103
Howard Bancorp, Inc.(a)	7,415	146,817
Iberiabank Corp.	36,988	2,885,064
Independent Bank Corp.	33,931	1,731,922
Independent Bank Group, Inc.	14,515	1,026,210
International Bancshares Corp.	40,617	1,580,001
Investar Holding Corp.	6,304	162,958

Security	Shares	Value
Banks: Diversified (continued)
Lakeland Bancorp, Inc.	32,142	$638,019
Lakeland Financial Corp.	17,657	816,283
LCNB Corp.	6,538	124,222
Live Oak Bancshares, Inc.	17,115	475,797
Luther Burbank Corp.	9,663	116,053
Macatawa Bank Corp.	18,620	191,227
MainSource Financial Group, Inc.	17,780	722,757
MB Financial, Inc.	59,125	2,393,380
MBT Financial Corp.	12,361	132,881
Mercantile Bank Corp.	11,398	378,983
Merchants Bancorp	4,568	98,212
Metropolitan Bank Holding Corp.(a)	2,404	101,232
Middlefield Banc Corp.	1,102	54,108
Midland States Bancorp, Inc.	10,877	343,278
MidSouth Bancorp, Inc.(b)	12,344	156,152
National Bank Holdings Corp., Class A	18,693	621,542
National Bankshares, Inc.	4,489	202,229
National Commerce Corp.(a)	8,580	373,659
NBT Bancorp, Inc.	31,721	1,125,461
Nicolet Bankshares, Inc.(a)(b)	6,019	331,466
Northeast Bancorp	6,318	129,519
Northrim BanCorp, Inc.	5,367	185,430
Norwood Financial Corp.	3,024	90,992
OFG Bancorp	33,551	350,608
Ohio Valley Banc Corp.	2,568	107,471
Old Line Bancshares, Inc.	5,758	190,014
Old National Bancorp	99,961	1,689,341
Old Point Financial Corp.	1,405	37,064
Old Second Bancorp, Inc.	22,641	314,710
Opus Bank	14,643	410,004
Orrstown Financial Services, Inc.	4,036	97,469
Pacific Mercantile Bancorp(a)(b)	7,148	68,263
Pacific Premier Bancorp, Inc.(a)	28,466	1,144,333
Park National Corp.	9,739	1,010,519
Parke Bancorp, Inc.	4,918	102,294
PCSB Financial Corp.(a)	12,135	254,592
Peapack Gladstone Financial Corp.	12,455	415,872
Penns Woods Bancorp, Inc.	2,976	125,915
People’s Utah Bancorp	10,178	328,749
Peoples Bancorp of North Carolina, Inc.	2,922	89,764
Peoples Bancorp, Inc.	12,499	443,090
Peoples Financial Services Corp.	4,643	211,953
Preferred Bank	9,724	624,281
Premier Financial Bancorp, Inc.	6,446	119,960
Provident Financial Services, Inc.	45,362	1,160,814
QCR Holdings, Inc.	8,306	372,524
RBB Bancorp	7,121	187,781
Reliant Bancorp Inc.	5,422	123,567
Renasant Corp.	32,895	1,400,011
Republic Bancorp, Inc., Class A	7,100	271,930
Republic First Bancorp, Inc.(a)	36,355	316,288
S&T Bancorp, Inc.	24,999	998,460
Sandy Spring Bancorp, Inc.	23,669	917,410
Seacoast Banking Corp. of Florida(a)(b)	30,649	811,279

3

Schedule of Investments (unaudited) (continued) March 31, 2018	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Security	Shares	Value
Banks: Diversified (continued)
ServisFirst Bancshares, Inc.	33,501	$1,367,511
Shore Bancshares, Inc.	8,635	162,856
Sierra Bancorp	9,951	265,095
Simmons First National Corp., Class A	60,568	1,723,160
SmartFinancial, Inc.(a)	3,826	90,141
South State Corp.	26,452	2,256,356
Southern First Bancshares, Inc.(a)	4,399	195,756
Southern National Bancorp of Virginia, Inc.	14,814	234,654
Southside Bancshares, Inc.	20,574	714,741
State Bank Financial Corp.	27,585	827,826
Stock Yards Bancorp, Inc.	16,114	565,601
Summit Financial Group, Inc.	8,223	205,657
Texas Capital Bancshares, Inc.(a)	36,422	3,274,338
Tompkins Financial Corp.	10,902	825,936
TowneBank	47,030	1,345,058
Trico Bancshares	14,584	542,816
TriState Capital Holdings, Inc.(a)	16,435	382,114
Triumph Bancorp, Inc.(a)	12,830	528,596
TrustCo Bank Corp. NY	66,828	564,697
Trustmark Corp.	44,401	1,383,535
Two River Bancorp	4,102	74,041
UMB Financial Corp.	33,460	2,422,169
Umpqua Holdings Corp.	162,638	3,482,080
Union Bankshares Corp.	40,746	1,495,786
Union Bankshares, Inc.	1,728	87,782
United Bankshares, Inc.	73,602	2,594,470
United Community Banks, Inc.	53,416	1,690,616
United Community Financial Corp.	37,077	365,579
United Security Bancshares	8,765	94,224
Unity Bancorp, Inc.	3,660	80,520
Univest Corp. of Pennsylvania	20,823	576,797
Valley National Bancorp	189,782	2,364,671
Veritex Holdings, Inc.(a)	11,792	326,285
Washington Trust Bancorp, Inc.	10,909	586,359
WesBanco, Inc.	30,542	1,291,927
West BanCorp., Inc.	11,243	287,821
Westamerica BanCorp	18,523	1,075,816
Wintrust Financial Corp.	40,509	3,485,799

		146,808,010
Banks: Savings, Thrift & Mortgage Lending — 1.8%
Banc of California, Inc.	31,994	617,484
BankFinancial Corp.	9,957	169,070
Bear State Financial, Inc.	15,023	153,986
Berkshire Hills Bancorp, Inc.	29,106	1,104,573
BofI Holding, Inc.(a)	42,911	1,739,183
Brookline Bancorp, Inc.	55,284	895,601
BSB Bancorp, Inc.(a)(b)	6,161	188,527
Clifton Bancorp, Inc.	13,879	217,206
Dime Community Bancshares, Inc.	23,669	435,510
Entegra Financial Corp.(a)	4,639	134,531
ESSA Bancorp, Inc.	7,564	110,964

Security	Shares	Value
Banks: Savings, Thrift & Mortgage Lending (continued)
First Defiance Financial Corp.	6,864	$393,444
First Financial Northwest, Inc.	4,824	80,802
Flushing Financial Corp.	19,943	537,663
Great Southern Bancorp, Inc.	7,972	398,201
Greene County Bancorp, Inc.	1,302	47,783
Heritage Financial Corp.	22,275	681,615
Hingham Institution for Savings	1,039	214,034
Home Bancorp, Inc.	4,476	193,229
HomeStreet, Inc.(a)	19,699	564,376
Investors Bancorp, Inc.	186,788	2,547,775
Kearny Financial Corp.	58,560	761,280
Ladder Capital Corp.	57,665	869,588
LegacyTexas Financial Group, Inc.	34,582	1,480,801
Malvern Bancorp, Inc.(a)	3,438	89,388
Meridian Bancorp, Inc.	35,084	706,943
MutualFirst Financial, Inc.	3,230	117,088
Northfield Bancorp, Inc.	29,464	459,933
Northwest Bancshares, Inc.	69,218	1,146,250
OceanFirst Financial Corp.	29,026	776,446
Oconee Federal Financial Corp.	624	17,977
Ocwen Financial Corp.(a)	84,733	349,100
Oritani Financial Corp.	29,288	449,571
Provident Bancorp, Inc.(a)	1,898	50,392
Provident Financial Holdings, Inc.	2,316	41,896
Prudential Bancorp, Inc.	4,215	76,460
Riverview Bancorp, Inc.	16,272	151,980
SI Financial Group, Inc.	6,255	90,072
Southern Missouri Bancorp, Inc.	4,598	168,287
Sterling Bancorp	155,687	3,510,742
Sterling Bancorp, Inc.	13,848	187,086
Territorial Bancorp, Inc.	4,521	134,093
Timberland Bancorp, Inc.	4,977	151,301
United Financial Bancorp, Inc.	36,203	586,489
Washington Federal, Inc.	63,877	2,210,144
Waterstone Financial, Inc.	17,536	303,373
Western New England Bancorp, Inc.	18,281	194,693
WSFS Financial Corp.	22,309	1,068,601

		27,575,531
Beverage: Brewers & Distillers — 0.1%
Boston Beer Co., Inc., Class A(a)(b)	6,064	1,146,399
Castle Brands, Inc.(a)	51,353	63,678
Craft Brew Alliance, Inc.(a)	10,122	188,269
Primo Water Corp.(a)	16,937	198,332

		1,596,678
Beverage: Soft Drinks — 0.1%
Coca-Cola Bottling Co. Consolidated	3,461	597,611
Farmer Bros Co.(a)	6,034	182,227

4

Schedule of Investments (unaudited) (continued) March 31, 2018	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Security	Shares	Value
Beverage: Soft Drinks (continued)
National Beverage Corp.	8,513	$757,827

		1,537,665
Biotechnology — 7.1%
Acceleron Pharma, Inc.(a)(b)	27,282	1,066,726
Acorda Therapeutics, Inc.(a)	31,574	746,725
Aduro Biotech, Inc.(a)	34,813	323,761
Advaxis, Inc.(a)	20,942	35,392
Agenus, Inc.(a)	58,855	277,207
Aileron Therapeutics, Inc.(a)(b)	3,794	30,845
Aimmune Therapeutics, Inc.(a)(b)	25,844	822,615
Akcea Therapeutics, Inc.(a)(b)	10,196	261,120
Akebia Therapeutics, Inc.(a)	34,289	326,774
Alder Biopharmaceuticals, Inc.(a)(b)	46,213	586,905
Allena Pharmaceuticals, Inc.(a)	3,299	36,355
AMAG Pharmaceuticals, Inc.(a)(b)	25,542	514,671
Amicus Therapeutics, Inc.(a)	135,274	2,034,521
AnaptysBio, Inc.(a)	12,930	1,345,754
Anavex Life Sciences Corp.(a)	20,570	56,773
ANI Pharmaceuticals, Inc.(a)	6,233	362,885
Apellis Pharmaceuticals, Inc.(a)	8,659	191,450
Ardelyx, Inc.(a)	23,750	119,938
Arena Pharmaceuticals, Inc.(a)	34,695	1,370,452
ARMO BioSciences, Inc.(a)	4,406	164,828
Array BioPharma, Inc.(a)	144,414	2,356,836
Arsanis, Inc.(a)	2,817	64,481
Assembly Biosciences, Inc.(a)	11,770	578,378
Asterias Biotherapeutics, Inc.(a)	12,667	18,367
Atara Biotherapeutics, Inc.(a)	23,895	931,905
Athenex, Inc.(a)	4,668	79,403
Athersys, Inc.(a)	71,682	131,178
Audentes Therapeutics, Inc.(a)	14,825	445,491
Avexis, Inc.(a)	20,344	2,514,112
Axovant Sciences Ltd.(a)	18,560	24,685
Bellicum Pharmaceuticals, Inc.(a)	18,336	120,284
BioCryst Pharmaceuticals, Inc.(a)(b)	67,425	321,617
Biohaven Pharmaceutical Holding Co. Ltd.(a)	23,056	593,923
BioTelemetry, Inc.(a)	23,091	716,976
BioTime, Inc.(a)	56,356	151,598
Bluebird Bio, Inc.(a)(b)	35,478	6,057,868
Blueprint Medicines Corp.(a)	30,806	2,824,910
Calithera Biosciences, Inc.(a)	25,571	161,097
Calyxt, Inc.(a)(b)	3,362	44,109
Catalyst Pharmaceutical, Inc.(a)	70,776	169,155
Celcuity, Inc.(a)	1,990	32,795
Celldex Therapeutics, Inc.(a)	102,074	237,832
ChemoCentryx, Inc.(a)	18,978	258,101
Clearside Biomedical, Inc.(a)	14,516	155,757
Clovis Oncology, Inc.(a)	31,899	1,684,267
Codexis, Inc.(a)(b)	30,328	333,608
Coherus Biosciences, Inc.(a)	30,108	332,693
Collegium Pharmaceutical, Inc.(a)(b)	18,656	476,661

Security	Shares	Value
Biotechnology (continued)
Corbus Pharmaceuticals Holdings, Inc.(a)	33,335	$203,343
Corium International, Inc.(a)(b)	14,835	170,157
Cue Biopharma, Inc.(a)	5,631	79,116
Curis, Inc.(a)	66,996	43,768
Cytokinetics, Inc.(a)	28,879	207,929
CytomX Therapeutics, Inc.(a)	20,984	596,995
Deciphera Pharmaceuticals, Inc.(a)(b)	4,962	99,438
Denali Therapeutics, Inc.(a)	12,675	249,571
Dermira, Inc.(a)(b)	30,177	241,114
Dova Pharmaceuticals, Inc.(a)	4,197	113,823
Dynavax Technologies Corp.(a)(b)	44,203	877,430
Edge Therapeutics, Inc.(a)	13,865	16,361
Editas Medicine, Inc.(a)(b)	26,915	892,232
Emergent Biosolutions, Inc.(a)	24,309	1,279,869
Enzo Biochem, Inc.(a)	35,215	192,978
Epizyme, Inc.(a)	35,561	631,208
Exact Sciences Corp.(a)	85,259	3,438,495
Fate Therapeutics, Inc.(a)	35,677	348,208
FibroGen, Inc.(a)(b)	50,575	2,336,565
Five Prime Therapeutics, Inc.(a)	24,669	423,813
Fortress Biotech, Inc.(a)	27,724	126,144
Foundation Medicine, Inc.(a)(b)	10,499	826,796
G1 Therapeutics, Inc.(a)	10,108	374,501
GenMark Diagnostics, Inc.(a)(b)	36,878	200,616
Genocea Biosciences, Inc.(a)	52,290	54,905
Genomic Health, Inc.(a)	14,829	463,999
Geron Corp.(a)(b)	109,423	465,048
Global Blood Therapeutics, Inc.(a)(b)	28,265	1,365,199
Halozyme Therapeutics, Inc.(a)	86,507	1,694,672
Heron Therapeutics, Inc.(a)	39,507	1,090,393
Idera Pharmaceuticals, Inc.(a)	112,677	207,326
ImmunoGen, Inc.(a)	72,440	762,069
Immunomedics, Inc.(a)(b)	74,085	1,082,382
Inovio Pharmaceuticals, Inc.(a)(b)	54,191	255,240
Insmed, Inc.(a)(b)	55,536	1,250,671
Insys Therapeutics, Inc.(a)(b)	17,676	106,763
Intellia Therapeutics, Inc.(a)	11,121	234,542
Invitae Corp.(a)	32,878	154,198
Iovance Biotherapeutics, Inc.(a)	53,482	903,846
Jounce Therapeutics, Inc.(a)(b)	10,803	241,447
Kala Pharmaceuticals, Inc.(a)	9,206	145,731
Karyopharm Therapeutics, Inc.(a)	26,431	354,704
Keryx Biopharmaceuticals, Inc.(a)(b)	63,887	261,298
Kindred Biosciences, Inc.(a)	16,332	141,272
Kura Oncology, Inc.(a)	16,569	310,669
Lexicon Pharmaceuticals, Inc.(a)	33,434	286,529
Ligand Pharmaceuticals, Inc.(a)	14,850	2,452,626
Loxo Oncology, Inc.(a)(b)	16,560	1,910,527
MacroGenics, Inc.(a)(b)	24,586	618,584
Madrigal Pharmaceuticals, Inc.(a)	3,514	410,400
Matinas BioPharma Holdings, Inc.(a)	47,401	36,252
MediciNova, Inc.(a)	28,944	295,808
Menlo Therapeutics, Inc.(a)	4,198	157,761

5

Schedule of Investments (unaudited) (continued) March 31, 2018	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Security	Shares	Value
Biotechnology (continued)
Merrimack Pharmaceuticals, Inc.	7,315	$58,886
Mersana Therapeutics, Inc.(a)	7,102	111,999
Minerva Neurosciences, Inc.(a)(b)	22,202	138,762
Miragen Therapeutics, Inc.(a)	11,657	81,716
Momenta Pharmaceuticals, Inc.(a)	54,836	995,273
Myriad Genetics, Inc.(a)	47,443	1,401,941
NantKwest, Inc.(a)	16,787	65,301
Natera, Inc.(a)	21,855	202,596
Nektar Therapeutics(a)(b)	109,032	11,585,740
Neos Therapeutics, Inc.(a)	20,567	170,706
NewLink Genetics Corp.(a)	17,844	129,369
Novavax, Inc.(a)(b)	235,489	494,525
Novelion Therapeutics, Inc.(a)	6,031	21,109
Nymox Pharmaceutical Corp.(a)(b)	22,158	93,728
Odonate Therapeutics, Inc.(a)	4,086	86,541
Omeros Corp.(a)(b)	31,376	350,470
Organovo Holdings, Inc.(a)(b)	56,448	58,141
Ovid therapeutics, Inc.(a)	7,611	53,810
Pacific Biosciences of California, Inc.(a)(b)	74,952	153,652
PDL BioPharma, Inc.(a)	115,664	340,052
Penumbra, Inc.(a)	21,210	2,452,936
Pieris Pharmaceuticals, Inc.(a)(b)	31,845	217,183
PRA Health Sciences, Inc.(a)	35,959	2,983,159
Progenics Pharmaceuticals, Inc.(a)	51,669	385,451
Protagonist Therapeutics, Inc.(a)	7,753	66,598
Prothena Corp. PLC(a)	28,286	1,038,379
PTC Therapeutics, Inc.(a)	29,045	785,958
Pulse Biosciences, Inc.(a)(b)	5,044	68,245
Puma Biotechnology, Inc.(a)	21,172	1,440,755
Ra Pharmaceuticals, Inc.(a)	10,507	55,792
RadNet, Inc.(a)	28,005	403,272
Recro Pharma, Inc.(a)	9,207	101,369
REGENXBIO, Inc.(a)	20,159	601,746
Repligen Corp.(a)(b)	27,284	987,135
resTORbio, Inc.(a)	4,329	41,472
Retrophin, Inc.(a)(b)	28,762	643,118
Rhythm Pharmaceuticals, Inc.(a)(b)	4,984	99,182
Rigel Pharmaceuticals, Inc.(a)	111,477	394,629
Rockwell Medical, Inc.(a)(b)	30,747	160,192
RTI Surgical, Inc.(a)	38,607	177,592
Sage Therapeutics, Inc.(a)	30,529	4,917,306
Sangamo Therapeutics, Inc.(a)	60,766	1,154,554
Sarepta Therapeutics, Inc.(a)(b)	44,285	3,281,076
Selecta Biosciences, Inc.(a)(b)	8,246	84,027
Seres Therapeutics, Inc.(a)	14,042	103,068
Sienna Biopharmaceuticals, Inc.(a)	9,660	181,415
Solid Biosciences, Inc.(a)	5,860	43,950
Spark Therapeutics, Inc.(a)(b)	20,069	1,336,395
Spero Therapeutics, Inc.(a)	3,800	54,150
Stemline Therapeutics, Inc.(a)	20,878	319,433
Strongbridge Biopharma PLC(a)	18,160	160,716
Syneos Health, Inc.(a)(b)	39,660	1,407,930

Security	Shares	Value
Biotechnology (continued)
Synergy Pharmaceuticals, Inc.(a)(b)	170,283	$311,618
Syros Pharmaceuticals, Inc.(a)	9,873	128,152
Tocagen, Inc.(a)	14,746	174,740
Trevena, Inc.(a)	42,717	70,056
Vanda Pharmaceuticals, Inc.(a)	32,779	552,326
VBI Vaccines, Inc.(a)	21,573	75,506
Veracyte, Inc.(a)	12,462	69,289
Versartis, Inc.(a)	18,972	31,304
vTv Therapeutics, Inc., Class A(a)	1,667	6,785
XBiotech, Inc.(a)(b)	9,268	49,584
Xencor, Inc.(a)	27,560	826,249
ZIOPHARM Oncology, Inc.(a)(b)	100,487	393,909

		109,611,133
Building Materials — 1.2%
Armstrong Flooring, Inc.(a)	16,457	223,322
Builders FirstSource, Inc.(a)	80,286	1,592,874
Caesarstone Ltd.	17,179	337,567
Continental Building Products, Inc.(a)	28,197	805,024
Gibraltar Industries, Inc.(a)	22,850	773,473
Griffon Corp.	21,623	394,620
Huttig Building Products, Inc.(a)	15,087	78,905
Louisiana-Pacific Corp.	105,263	3,028,388
LSI Industries, Inc.	20,166	163,546
Masonite International Corp.(a)	20,749	1,272,951
NCI Building Systems, Inc.(a)	31,317	554,311
Patrick Industries, Inc.(a)	17,661	1,092,333
PGT Innovations, Inc.(a)	34,958	651,967
Quanex Building Products Corp.	26,743	465,328
Simpson Manufacturing Co., Inc.	29,783	1,715,203
Summit Materials, Inc., Class A(a)(b)	80,686	2,443,172
Trex Co., Inc.(a)	21,411	2,328,874

		17,921,858
Building: Climate Control — 0.1%
AAON, Inc.	29,784	1,161,576
Comfort Systems USA, Inc.	26,760	1,103,850

		2,265,426
Building: Roofing, Wallboard & Plumbing — 0.3%
Beacon Roofing Supply, Inc.(a)	49,420	2,622,719
Forterra, Inc.(a)	11,290	93,933
Foundation Building Materials, Inc.(a)	10,500	156,555
JELD-WEN Holding, Inc.(a)	49,198	1,506,443

		4,379,650
Cable Television Services — 0.0%
WideOpenWest, Inc.(a)(b)	18,187	130,037

Casinos & Gambling — 0.5%
Boyd Gaming Corp.	62,492	1,990,995
Caesars Entertainment Corp.(a)	105,432	1,186,110
Century Casinos, Inc.(a)	26,712	199,272
Eldorado Resorts, Inc.(a)	35,072	1,157,376

6

Schedule of Investments (unaudited) (continued) March 31, 2018	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Security	Shares	Value
Casinos & Gambling (continued)
Inspired Entertainment, Inc.(a)	6,522	$35,871
Monarch Casino & Resort, Inc.(a)	9,824	415,457
Penn National Gaming, Inc.(a)	35,154	923,144
Scientific Games Corp., Class A(a)	38,630	1,607,008

		7,515,233
Cement — 0.0%
US Concrete, Inc.(a)	11,676	705,230

Chemicals: Diversified — 1.0%
Aceto Corp.	19,095	145,122
AdvanSix, Inc.(a)	21,713	755,178
AgroFresh Solutions, Inc.(a)(b)	16,547	121,620
American Vanguard Corp.	21,340	431,068
CSW Industrials, Inc.(a)	10,243	461,447
GCP Applied Technologies, Inc.(a)	52,203	1,516,497
Hawkins, Inc.	7,647	268,792
Ingevity Corp.(a)	30,721	2,263,830
Innophos Holdings, Inc.	14,116	567,604
KMG Chemicals, Inc.	9,448	566,408
Landec Corp.(a)	17,951	234,261
LSB Industries, Inc.(a)	15,507	95,058
Nexeo Solutions, Inc.(a)	20,146	215,562
OMNOVA Solutions, Inc.(a)	31,529	331,055
PolyOne Corp.	58,469	2,486,102
Rayonier Advanced Materials, Inc.	35,976	772,405
Sensient Technologies Corp.	31,496	2,222,988
Tronox Ltd., Class A	65,297	1,204,058

		14,659,055
Chemicals: Specialty — 0.5%
Advanced Emissions Solutions, Inc.	2,275	25,980
Balchem Corp.	22,861	1,868,887
FutureFuel Corp.	18,292	219,321
Innospec, Inc.	17,360	1,190,896
Kraton Corp.(a)	21,787	1,039,458
PQ Group Holdings, Inc.(a)	22,206	310,218
Quaker Chemical Corp.	9,327	1,381,608
Stepan Co.	14,442	1,201,286
Valhi, Inc.	18,357	111,243

		7,348,897
Coal — 0.3%
Arch Coal, Inc., Class A	13,982	1,284,666
Cloud Peak Energy, Inc.(a)	51,615	150,200
Hallador Energy Co.	12,927	88,808
Peabody Energy Corp.	48,566	1,772,659
Ramaco Resources, Inc.(a)	4,174	30,011
Warrior Met Coal, Inc.	24,230	678,682
Westmoreland Coal Co.(a)	7,087	2,906

		4,007,932
Commercial Banks — 0.1%
Blue Hills Bancorp, Inc.	17,676	368,544
Green Bancorp, Inc.(a)	18,040	401,390

Security	Shares	Value
Commercial Banks (continued)
HomeTrust Bancshares, Inc.(a)	11,173	$291,057

		1,060,991
Commercial Finance & Mortgage Companies — 0.3%
Federal Agricultural Mortgage Corp., Class C	7,010	610,010
Impac Mortgage Holdings, Inc.(a)	6,777	53,538
Meta Financial Group, Inc.	6,728	734,698
Nationstar Mortgage Holdings, Inc.(a)	22,942	412,038
On Deck Capital, Inc.(a)	34,138	190,832
PennyMac Financial Services, Inc.(a)(f)	3,162	71,619
RE/MAX Holdings, Inc., Class A	12,898	779,684
Walker & Dunlop, Inc.	20,139	1,196,660

		4,049,079
Commercial Services & Supplies — 0.1%
Aqua Metals, Inc.(a)(b)	7,409	19,189
ARC Document Solutions, Inc.(a)	21,353	46,977
Collectors Universe, Inc.	4,797	75,361
Hill International, Inc.(a)(b)	24,408	139,126
Information Services Group, Inc.(a)	16,905	70,663
National Research Corp., Class A	6,664	194,922
Weight Watchers International, Inc.(a)	20,316	1,294,535

		1,840,773
Commercial Services: Rental & Leasing — 0.8%
Aircastle Ltd.	34,982	694,742
CAI International, Inc.(a)(b)	12,480	265,325
GATX Corp.	27,700	1,897,173
GMS, Inc.(a)	23,594	721,033
H&E Equipment Services, Inc.	22,993	885,000
Herc Holdings, Inc.(a)	17,566	1,140,912
Marlin Business Services Corp.	6,772	191,986
McGrath RentCorp	16,701	896,677
Mobile Mini, Inc.	31,815	1,383,952
NOW, Inc.(a)	78,362	800,860
PHH Corp.(a)	22,491	235,256
Rush Enterprises, Inc., Class B(a)	2,370	95,701
SiteOne Landscape Supply, Inc.(a)(b)	24,556	1,891,794
Triton International Ltd.	34,295	1,049,427
Willis Lease Finance Corp.(a)	3,353	114,941

		12,264,779
Commercial Vehicles & Parts — 0.5%
Blue Bird Corp.(a)	9,610	227,757
Commercial Vehicle Group, Inc.(a)	18,219	141,197
Cooper-Standard Holding, Inc.(a)	12,480	1,532,669
Miller Industries, Inc.	7,661	191,525
Modine Manufacturing Co.(a)	35,876	758,777
Motorcar Parts of America, Inc.(a)(b)	14,147	303,170
Navistar International Corp.(a)	36,382	1,272,279
REV Group, Inc.	22,380	464,609
Rush Enterprises, Inc., Class A(a)	23,248	987,808
Spartan Motors, Inc.	26,034	447,785

7

Schedule of Investments (unaudited) (continued) March 31, 2018	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Security	Shares	Value
Commercial Vehicles & Parts (continued)
Wabash National Corp.	42,529	$885,028

		7,212,604
Communications Equipment — 0.0%
Aerohive Networks, Inc.(a)	20,656	83,450

Communications Technology — 1.6%
ADTRAN, Inc.	36,203	562,957
Anixter International, Inc.(a)	21,092	1,597,719
Bel Fuse, Inc., Class B	7,822	147,836
Calix, Inc.(a)	30,582	209,487
Casa Systems, Inc.(a)	4,273	125,370
Ciena Corp.(a)	104,169	2,697,977
Comtech Telecommunications Corp.	16,594	495,995
Digi International, Inc.(a)	19,455	200,387
Extreme Networks, Inc.(a)	82,765	916,209
Finisar Corp.(a)(b)	83,007	1,312,341
General Cable Corp.	36,479	1,079,778
GSI Technology, Inc.(a)	9,127	67,631
Harmonic, Inc.(a)	53,314	202,593
Infinera Corp.(a)	107,099	1,163,084
Intelsat SA(a)	25,291	95,094
InterDigital, Inc.	25,257	1,858,915
KVH Industries, Inc.(a)(b)	12,526	129,644
Loral Space & Communications, Inc.(a)	9,453	393,717
Lumentum Holdings, Inc.(a)(b)	44,783	2,857,155
NeoPhotonics Corp.(a)	22,313	152,844
NETGEAR, Inc.(a)	22,765	1,302,158
Ooma, Inc.(a)(b)	14,132	154,039
Plantronics, Inc.	23,933	1,444,835
Quantenna Communications, Inc.(a)(b)	14,210	194,677
Ribbon Communications, Inc.(a)	30,315	154,607
RingCentral, Inc., Class A(a)	47,111	2,991,548
TeleNav, Inc.(a)	16,771	90,563
ViaSat, Inc.(a)(b)	39,604	2,602,775

		25,201,935
Computer Services Software & Systems — 6.2%
A10 Networks, Inc.(a)	39,385	229,221
ACI Worldwide, Inc.(a)(b)	84,482	2,003,913
Acxiom Corp.(a)	57,461	1,304,939
Alarm.com Holdings, Inc.(a)	14,925	563,270
Alteryx, Inc., Class A(a)	16,977	579,595
American Software, Inc., Class A	16,584	215,592
Appfolio, Inc., Class A(a)	6,627	270,713
Aspen Technology, Inc.(a)	52,848	4,169,179
Avid Technology, Inc.(a)(b)	19,459	88,344
Benefitfocus, Inc.(a)	11,938	291,287
Blackbaud, Inc.	34,414	3,503,689
Blackline, Inc.(a)	20,486	803,256
Blucora, Inc.(a)	32,139	790,619
Bottomline Technologies, Inc.(a)	28,875	1,118,906
Box, Inc., Class A(a)	58,995	1,212,347

Security	Shares	Value
Computer Services Software & Systems (continued)
Brightcove, Inc.(a)	24,738	$171,929
CACI International, Inc., Class A(a)	17,757	2,687,522
Callidus Software, Inc.(a)	49,157	1,767,194
Cloudera, Inc.(a)	71,801	1,549,466
CommerceHub, Inc., Series A(a)	11,342	255,195
CommerceHub, Inc., Series C(a)	21,247	477,845
CommVault Systems, Inc.(a)	28,311	1,619,389
Cornerstone OnDemand, Inc.(a)	38,561	1,508,121
Coupa Software, Inc.(a)	23,315	1,063,630
CSG Systems International, Inc.	24,168	1,094,569
Digimarc Corp.(a)	8,177	195,839
Ebix, Inc.(b)	17,456	1,300,472
Endurance International Group Holdings, Inc.(a)	44,425	328,745
Envestnet, Inc.(a)	31,566	1,808,732
EPAM Systems, Inc.(a)	36,070	4,130,736
ePlus, Inc.(a)	9,387	729,370
Everbridge, Inc.(a)(b)	11,750	430,050
Evolent Health, Inc., Class A(a)(b)	43,639	621,856
ForeScout Technologies, Inc.(a)	3,245	105,268
Groupon, Inc.(a)(b)	247,433	1,073,859
Hortonworks, Inc.(a)	37,490	763,671
HubSpot, Inc.(a)(b)	25,269	2,736,633
Imperva, Inc.(a)	24,870	1,076,871
Inovalon Holdings, Inc., Class A(a)(b)	47,899	507,729
Internap Corp.(a)	13,744	151,184
KEYW Holding Corp.(a)	33,967	266,981
Leaf Group Ltd.(a)	8,971	63,246
LendingClub Corp.(a)	239,851	839,479
Limelight Networks, Inc.(a)	71,145	292,406
LivePerson, Inc.(a)	40,008	654,131
Majesco(a)	1,856	9,391
Mantech International Corp., Class A	18,581	1,030,688
Meet Group, Inc.(a)(b)	60,649	126,756
Mercury Systems, Inc.(a)	33,926	1,639,304
MicroStrategy, Inc., Class A(a)	6,935	894,546
MINDBODY, Inc., Class A(a)	30,986	1,205,355
Mitek Systems, Inc.(a)(b)	22,434	166,012
Monotype Imaging Holdings, Inc.	30,296	680,145
MuleSoft, Inc., Class A(a)	17,586	773,432
Netscout Systems, Inc.(a)	61,694	1,625,637
New Relic, Inc.(a)	22,102	1,638,200
NIC, Inc.	46,759	621,895
Nutanix, Inc., Class A(a)(b)	79,534	3,905,915
Okta, Inc.(a)(b)	14,353	571,967
Ominto, Inc.(a)(b)	6,074	17,432
PDF Solutions, Inc.(a)(b)	21,569	251,495
Pegasystems, Inc.	26,508	1,607,710
Perficient, Inc.(a)	24,599	563,809
Presidio, Inc.(a)	23,800	372,232
Progress Software Corp.	33,349	1,282,269
Proofpoint, Inc.(a)	31,666	3,598,841
PROS Holdings, Inc.(a)(b)	19,391	640,097

8

Schedule of Investments (unaudited) (continued) March 31, 2018	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Security	Shares	Value
Computer Services Software & Systems (continued)
Q2 Holdings, Inc.(a)	23,096	$1,052,023
QAD, Inc., Class A	7,340	305,711
Rapid7, Inc.(a)(b)	20,017	511,835
RealNetworks, Inc.(a)(b)	11,384	34,835
RealPage, Inc.(a)	42,356	2,181,334
Red Violet, Inc.(a)(b)	3,169	19,328
Reis, Inc.	6,710	143,930
SailPoint Technologies Holding, Inc.(a)	15,170	313,867
Science Applications International Corp.	31,176	2,456,669
SecureWorks Corp., Class A(a)(b)	3,584	28,959
SendGrid, Inc.(a)	6,756	190,114
Shutterstock, Inc.(a)	13,464	648,292
Simulations Plus, Inc.	5,816	85,786
SPS Commerce, Inc.(a)	12,189	780,949
Synchronoss Technologies, Inc.(a)	32,130	338,972
SYNNEX Corp.	21,103	2,117,053
Syntel, Inc.(a)	23,903	610,244
TechTarget, Inc.(a)	13,015	258,738
Tintri, Inc.(a)	8,668	14,822
TiVo Corp.	87,579	1,186,695
Tucows, Inc., Class A(a)	6,592	369,152
Twilio, Inc., Class A(a)(b)	45,121	1,722,720
Unisys Corp.(a)	38,257	411,263
Upland Software, Inc.(a)	5,658	162,894
Varonis Systems, Inc.(a)	14,368	869,264
VASCO Data Security International, Inc.(a)	22,435	290,533
VeriFone Systems, Inc.(a)	80,451	1,237,336
Verint Systems, Inc.(a)	46,545	1,982,817
Veritone, Inc.(a)(b)	1,357	18,889
VirnetX Holding Corp.(a)(b)	42,876	169,360
Virtusa Corp.(a)	19,634	951,464
Web.com Group, Inc.(a)(b)	27,978	506,402
Workiva, Inc.(a)(b)	19,619	464,970
Yelp, Inc.(a)	57,938	2,418,911
Yext, Inc.(a)	18,817	238,035
Zix Corp.(a)	40,941	174,818

		95,909,100
Computer Technology — 0.5%
3D Systems Corp.(a)(b)	79,527	921,706
Cray, Inc.(a)(b)	29,798	616,819
Diebold Nixdorf, Inc.	55,359	852,528
Immersion Corp.(a)(b)	19,134	228,651
Impinj, Inc.(a)(b)	12,456	162,177
Insight Enterprises, Inc.(a)	26,082	911,044
PC Connection, Inc.	8,284	207,100
PCM, Inc.(a)(b)	6,050	50,215
Pure Storage, Inc., Class A(a)	70,421	1,404,899
Quantum Corp.(a)	15,989	58,200
Radisys Corp.(a)(b)	16,945	10,862
Safeguard Scientifics, Inc.(a)	12,119	148,458
Stratasys Ltd.(a)	37,115	748,981
Super Micro Computer, Inc.(a)	28,631	486,727

Security	Shares	Value
Computer Technology (continued)
Synaptics, Inc.(a)(b)	25,112	$1,148,372
USA Technologies, Inc.(a)(b)	37,522	337,698

		8,294,437
Construction — 0.5%
Aegion Corp.(a)	24,549	562,418
Chicago Bridge & Iron Co. NV	73,265	1,055,016
EMCOR Group, Inc.	42,759	3,332,209
Granite Construction, Inc.	28,881	1,613,293
Great Lakes Dredge & Dock Corp.(a)(b)	42,187	194,060
Orion Group Holdings, Inc.(a)	18,309	120,656
Primoris Services Corp.	28,891	721,697
Sterling Construction Co., Inc.(a)	20,370	233,440
Tutor Perini Corp.(a)	27,855	614,203

		8,446,992
Consumer Electronics — 0.1%
Fitbit, Inc., Series A(a)(b)	141,687	722,604
Universal Electronics, Inc.(a)	10,510	547,045
VOXX International Corp.(a)	11,261	55,742
XO Group, Inc.(a)	18,898	392,133
ZAGG, Inc.(a)	21,519	262,532

		1,980,056
Consumer Lending — 0.9%
Curo Group Holdings Corp.(a)	5,695	97,954
Elevate Credit, Inc.(a)	16,757	118,639
Encore Capital Group, Inc.(a)(b)	17,825	805,690
Enova International, Inc.(a)	24,097	531,339
Ezcorp, Inc., Class A(a)(b)	38,171	503,857
FirstCash, Inc.	33,885	2,753,156
LendingTree, Inc.(a)	4,637	1,521,631
Marcus & Millichap, Inc.(a)	11,530	415,772
MGIC Investment Corp.(a)	269,486	3,503,305
MoneyGram International, Inc.(a)(b)	20,943	180,529
Nelnet, Inc., Class A	13,988	733,111
PRA Group, Inc.(a)(b)	32,476	1,234,088
Regional Management Corp.(a)	7,439	236,858
World Acceptance Corp.(a)	4,519	475,851

		13,111,780
Consumer Services: Miscellaneous — 0.3%
Cars.com, Inc.(a)	52,275	1,480,951
Chuy’s Holdings, Inc.(a)(b)	12,786	334,993
Core-Mark Holding Co., Inc.	33,140	704,556
Del Frisco’s Restaurant Group, Inc.(a)	15,546	237,076
Nutrisystem, Inc.	21,569	581,285
Sotheby’s(a)	27,692	1,420,877

		4,759,738
Containers & Packaging — 0.1%
Greif, Inc., Class A	19,221	1,004,298
Greif, Inc., Class B	3,585	208,826
Myers Industries, Inc.	16,215	342,947
UFP Technologies, Inc.(a)	4,162	122,779

9

Schedule of Investments (unaudited) (continued) March 31, 2018	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Security	Shares	Value
Containers & Packaging (continued)
Veritiv Corp.(a)	8,749	$342,961

		2,021,811
Cosmetics — 0.1%
elf Beauty, Inc.(a)(b)	15,382	297,949
Inter Parfums, Inc.	12,507	589,705
Revlon, Inc., Class A(a)(b)	8,530	175,718

		1,063,372
Diversified Financial Services — 1.1%
Altisource Portfolio Solutions SA(a)	7,727	205,229
Associated Capital Group, Inc., Class A	3,120	116,844
Blackhawk Network Holdings, Inc.(a)	39,835	1,780,624
Cannae Holdings, Inc.(a)	45,934	866,315
Evercore, Inc., Class A	28,423	2,478,486
FCB Financial Holdings, Inc., Class A(a)	26,884	1,373,772
Greenhill & Co., Inc.	18,569	343,527
Hannon Armstrong Sustainable Infrastructure Capital, Inc.(b)	37,449	730,255
Houlihan Lokey, Inc.	19,991	891,599
HRG Group, Inc.(a)	86,218	1,421,718
Liberty Tax, Inc.	4,135	41,764
MBIA, Inc.(a)(b)	65,858	609,845
MidWestOne Financial Group, Inc.	7,996	266,187
Moelis & Co., Class A	23,329	1,186,280
Piper Jaffray Cos.	10,701	888,718
Stifel Financial Corp.	49,177	2,912,754
Tiptree, Inc., Class A	13,591	86,303

		16,200,220
Diversified Manufacturing Operations — 0.5%
Barnes Group, Inc.	36,545	2,188,680
Federal Signal Corp.	42,642	938,977
Harsco Corp.(a)	58,150	1,200,797
Lydall, Inc.(a)	12,206	588,940
OSI Systems, Inc.(a)	12,886	841,069
Raven Industries, Inc.	26,125	915,681
Standex International Corp.	9,133	870,832
TriMas Corp.(a)	33,540	880,425

		8,425,401
Diversified Materials & Processing — 0.4%
Belden, Inc.(b)	30,742	2,119,354
Cabot Microelectronics Corp.	18,112	1,939,976
Encore Wire Corp.	14,503	822,320
Energous Corp.(a)(b)	14,756	236,539
Insteel Industries, Inc.	12,530	346,204
Koppers Holdings, Inc.(a)	15,153	622,788
NL Industries, Inc.(a)(b)	4,662	36,597
Tredegar Corp.	19,154	343,814

Security	Shares	Value
Diversified Materials & Processing (continued)
Uranium Energy Corp.(a)	94,441	$123,718

		6,591,310
Diversified Media — 0.0%
EW Scripps Co., Class A	43,888	526,217
Hemisphere Media Group, Inc.(a)	8,520	95,850

		622,067
Diversified Retail — 0.7%
Big Lots, Inc.	31,020	1,350,301
Dillard’s, Inc., Class A(b)	9,859	792,072
Duluth Holdings, Inc., Class B(a)(b)	7,843	146,899
Etsy, Inc.(a)	87,521	2,455,839
Fred’s, Inc., Class A	16,633	49,733
Gaia, Inc.(a)(b)	5,460	84,630
Hudson, Ltd., Class A(a)	28,927	460,229
JC Penney Co., Inc.(a)(b)	226,214	683,163
Ollie’s Bargain Outlet Holdings, Inc.(a)	34,308	2,068,772
Overstock.com, Inc.(a)(b)	12,209	442,576
PriceSmart, Inc.	16,013	1,337,886
Sears Holdings Corp.(a)	6,444	17,206
Winmark Corp.	1,349	176,449

		10,065,755
Drug & Grocery Store Chains — 0.2%
Diplomat Pharmacy, Inc.(a)	35,282	710,933
Ingles Markets, Inc., Class A	9,646	326,517
PetMed Express, Inc.	14,196	592,683
Smart & Final Stores, Inc.(a)(b)	17,746	98,490
SuperValu, Inc.(a)	28,010	426,592
Village Super Market, Inc., Class A	4,647	122,542
Weis Markets, Inc.	6,443	264,034

		2,541,791
Education Services — 1.0%
2U, Inc.(a)	34,823	2,926,177
Adtalem Global Education, Inc.(a)	43,741	2,079,884
American Public Education, Inc.(a)	11,432	491,576
Bridgepoint Education, Inc.(a)	16,994	114,540
Cambium Learning Group, Inc.(a)	7,102	79,542
Capella Education Co.	8,322	726,927
Career Education Corp.(a)	48,886	642,362
Chegg, Inc.(a)	70,298	1,452,357
Franklin Covey Co.(a)(b)	6,861	184,561
Grand Canyon Education, Inc.(a)	33,837	3,550,178
HealthStream, Inc.	19,174	476,090
Houghton Mifflin Harcourt Co.(a)	76,309	530,347
K12, Inc.(a)	26,788	379,854
Laureate Education, Inc., Class A(a)	40,505	556,944
Rosetta Stone, Inc.(a)	13,408	176,315

10

Schedule of Investments (unaudited) (continued) March 31, 2018	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Security	Shares	Value
Education Services (continued)
Strayer Education, Inc.	7,660	$774,043

		15,141,697
Electronic Components — 0.7%
Acacia Research Corp.(a)(b)	15,133	52,966
AVX Corp.	33,584	555,815
Babcock & Wilcox Enterprises, Inc.(a)(b)	38,285	167,305
KEMET Corp.(a)	40,125	727,466
Methode Electronics, Inc.	26,119	1,021,253
Microvision, Inc.(a)(b)	38,868	43,921
Novanta, Inc.(a)	23,038	1,201,432
NVE Corp.	3,619	300,775
Park Electrochemical Corp.	13,153	221,497
Revolution Lighting Technologies, Inc.(a)(b)	5,077	17,414
Rogers Corp.(a)	13,089	1,564,659
Sanmina Corp.(a)	51,648	1,350,595
ScanSource, Inc.(a)	18,434	655,329
Sparton Corp.(a)	5,781	100,647
Tech Data Corp.(a)	25,502	2,170,985
TTM Technologies, Inc.(a)(b)	67,175	1,027,106

		11,179,165
Electronic Entertainment — 0.0%
Glu Mobile, Inc.(a)	80,519	303,557
PlayAGS, Inc.(a)	6,601	153,539

		457,096
Electronics — 0.3%
Agilysys, Inc.(a)	11,202	133,528
Control4 Corp.(a)	19,245	413,383
Daktronics, Inc.	26,102	229,959
II-VI, Inc.(a)(b)	43,537	1,780,663
Integer Holdings Corp.(a)	22,771	1,287,700
iRobot Corp.(a)(b)	19,487	1,250,870
Iteris, Inc.(a)	13,270	65,819

		5,161,922
Energy Equipment — 0.3%
Dynegy, Inc.(a)	93,685	1,266,621
Matador Resources Co.(a)	72,486	2,168,057
SunPower Corp.(a)(b)	44,546	355,477
Sunrun, Inc.(a)	62,540	558,482
TPI Composites, Inc.(a)(b)	7,020	157,599

		4,506,236
Energy Equipment & Services — 0.0%
Geospace Technologies Corp.(a)	6,958	68,675
Pioneer Energy Services Corp.(a)	50,467	136,261

		204,936
Engineering & Contracting Services — 0.8%
Argan, Inc.	10,642	457,074
Dycom Industries, Inc.(a)(b)	21,898	2,356,882

Security	Shares	Value
Engineering & Contracting Services (continued)
Engility Holdings, Inc.(a)	13,564	$330,961
Exponent, Inc.	18,460	1,451,879
HC2 Holdings, Inc.(a)(b)	32,369	170,261
IES Holdings, Inc.(a)(b)	5,192	78,659
KBR, Inc.	102,452	1,658,698
Layne Christensen Co.(a)(b)	13,659	203,792
MasTec, Inc.(a)	48,533	2,283,478
Mistras Group, Inc.(a)	11,964	226,598
MYR Group, Inc.(a)	11,002	339,082
Tetra Tech, Inc.	40,725	1,993,489
VSE Corp.	6,467	334,473
Willdan Group, Inc.(a)	6,041	171,262

		12,056,588
Entertainment — 0.3%
AMC Entertainment Holdings, Inc., Class A	39,297	552,123
Ascent Capital Group, Inc., Class A(a)	6,780	24,950
Empire Resorts, Inc.(a)	3,280	56,580
Golden Entertainment, Inc.(a)	13,977	324,686
IMAX Corp.(a)	41,033	787,834
Pinnacle Entertainment, Inc.(a)	40,192	1,211,789
Reading International, Inc., Class A(a)(b)	10,556	175,757
World Wrestling Entertainment, Inc., Class A	30,936	1,114,005

		4,247,724
Environmental, Maintenance, & Security Service — 0.7%
ABM Industries, Inc.	40,855	1,367,825
Brink’s Co.	33,415	2,384,160
Healthcare Services Group, Inc.	51,744	2,249,829
MSA Safety, Inc.	24,256	2,019,070
SP Plus Corp.(a)	12,103	430,867
UniFirst Corp.	11,128	1,798,841

		10,250,592
Fertilizers — 0.0%
Intrepid Potash, Inc.(a)(b)	74,889	272,596

Financial Data & Systems — 0.6%
Cardtronics PLC, Class A(a)(b)	33,228	741,317
Cass Information Systems, Inc.	8,579	510,536
CPI Card Group, Inc.(b)	2,909	8,771
Donnelley Financial Solutions, Inc.(a)	24,929	428,031
Everi Holdings, Inc.(a)	44,881	294,868
EVERTEC, Inc.	44,196	722,605
Fair Isaac Corp.	21,561	3,651,786

11

Schedule of Investments (unaudited) (continued) March 31, 2018	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Security	Shares	Value
Financial Data & Systems (continued)
Green Dot Corp., Class A(a)	33,720	$2,163,475

		8,521,389
Food & Staples Retailing — 0.0%
Natural Grocers by Vitamin Cottage, Inc.(a)	6,789	48,609

Foods — 0.8%
B&G Foods, Inc.	47,993	1,137,434
Chefs’ Warehouse, Inc.(a)(b)	15,828	364,044
Dean Foods Co.	67,694	583,522
Freshpet, Inc.(a)	18,181	299,077
Hostess Brands, Inc.(a)	58,131	859,758
J&J Snack Foods Corp.	10,760	1,469,386
John B Sanfilippo & Son, Inc.	5,772	334,026
Lancaster Colony Corp.	13,553	1,668,916
Lifeway Foods, Inc.(a)	1,252	7,500
Medifast, Inc.	7,637	713,678
Natural Health Trends Corp.	4,116	78,245
Nature’s Sunshine Products, Inc.	7,892	86,812
Performance Food Group Co.(a)	73,820	2,203,527
Seneca Foods Corp., Class A(a)	5,912	163,762
SpartanNash Co.	27,866	479,574
Tootsie Roll Industries, Inc.(b)	12,964	381,789
United Natural Foods, Inc.(a)	36,827	1,581,351

		12,412,401
Forest Products — 0.2%
Boise Cascade Co.	28,121	1,085,471
Universal Forest Products, Inc.	43,721	1,418,746

		2,504,217
Forms & Bulk Printing Services — 0.3%
Deluxe Corp.	35,099	2,597,677
Ennis, Inc.	17,510	344,947
InnerWorkings, Inc.(a)(b)	34,786	314,813
LSC Communications, Inc.	25,833	450,786
Multi-Color Corp.	10,137	669,549
Quad/Graphics, Inc.	22,859	579,476
RR Donnelley & Sons Co.	52,506	458,377

		5,415,625
Fruit & Grain Processing — 0.1%
MGP Ingredients, Inc.	9,320	834,979

Funeral Parlors & Cemeteries — 0.2%
Carriage Services, Inc.	11,227	310,539
Hillenbrand, Inc.	45,955	2,109,335

Security	Shares	Value
Funeral Parlors & Cemeteries (continued)
Matthews International Corp., Class A	23,019	$1,164,761

		3,584,635
Gas Pipeline — 0.1%
SemGroup Corp., Class A	48,989	1,048,365

Glass — 0.1%
Apogee Enterprises, Inc.	20,434	885,814

Gold — 0.1%
Coeur Mining, Inc.(a)	134,033	1,072,264
Gold Resource Corp.	34,031	153,480
Klondex Mines Ltd.(a)	133,912	314,693

		1,540,437
Health Care Equipment & Supplies — 0.1%
Inogen, Inc.(a)	12,482	1,533,289

Health Care Facilities — 0.6%
AAC Holdings, Inc.(a)	8,289	95,158
Capital Senior Living Corp.(a)	15,754	169,356
Encompass Health Corp.	71,406	4,082,281
Ensign Group, Inc.	35,386	930,652
Genesis Healthcare, Inc.(a)(b)	31,481	47,536
Kindred Healthcare, Inc.	62,137	568,554
National Healthcare Corp.	7,835	467,201
Select Medical Holdings Corp.(a)	78,189	1,348,760
Tenet Healthcare Corp.(a)	59,054	1,432,059
U.S. Physical Therapy, Inc.	8,790	714,627

		9,856,184
Health Care Management Services — 0.4%
BioScrip, Inc.(a)	79,427	195,390
Computer Programs & Systems, Inc.	7,556	220,635
Magellan Health, Inc.(a)	17,648	1,890,101
Molina Healthcare, Inc.(a)(b)	33,564	2,724,726
Triple-S Management Corp., Class B(a)	17,402	454,888

		5,485,740
Health Care Services — 2.2%
Accelerate Diagnostics, Inc.(a)(b)	19,710	450,374
Addus HomeCare Corp.(a)	5,377	261,591
Allscripts Healthcare Solutions, Inc.(a)	132,444	1,635,671
Almost Family, Inc.(a)(b)	9,328	522,368
Amedisys, Inc.(a)	20,632	1,244,935
AMN Healthcare Services, Inc.(a)	34,203	1,941,020
Cara Therapeutics, Inc.(a)(b)	17,930	221,973
Care.com, Inc.(a)	9,522	154,923
Catalent, Inc.(a)	97,220	3,991,853
Chemed Corp.	11,359	3,099,417
Civitas Solutions, Inc.(a)	10,813	166,520
CorVel Corp.(a)	6,949	351,272
Cross Country Healthcare, Inc.(a)	25,110	278,972
Flexion Therapeutics, Inc.(a)(b)	23,952	536,764
Globus Medical, Inc., Class A(a)	50,927	2,537,183

12

Schedule of Investments (unaudited) (continued) March 31, 2018	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Security	Shares	Value
Health Care Services (continued)
HealthEquity, Inc.(a)	36,524	$2,211,163
HMS Holdings Corp.(a)	61,181	1,030,288
LHC Group, Inc.(a)	11,428	703,508
Medidata Solutions, Inc.(a)	40,992	2,574,708
MiMedx Group, Inc.(a)(b)	75,094	523,405
NantHealth, Inc.(a)(b)	6,474	19,746
NeoGenomics, Inc.(a)(b)	43,558	355,433
Omnicell, Inc.(a)	27,294	1,184,560
Phibro Animal Health Corp., Class A	14,415	572,276
Quality Systems, Inc.(a)	38,494	525,443
R1 RCM, Inc.(a)	72,252	515,879
Ryman Hospitality Properties, Inc.	32,050	2,482,272
Surgery Partners, Inc.(a)	13,201	226,397
Tabula Rasa HealthCare, Inc.(a)	9,305	361,034
Teladoc, Inc.(a)(b)	42,126	1,697,678
Tetraphase Pharmaceuticals, Inc.(a)(b)	29,818	91,541
Tivity Health, Inc.(a)(b)	26,771	1,061,470

		33,531,637
Health Care: Miscellaneous — 0.1%
Medpace Holdings, Inc.(a)	7,574	264,408
Providence Service Corp.(a)	8,113	560,933

		825,341
Home Building — 0.9%
Beazer Homes USA, Inc.(a)	21,716	346,370
Century Communities, Inc.(a)	14,664	439,187
Hovnanian Enterprises, Inc., Class A(a)	84,967	155,490
Installed Building Products, Inc.(a)	15,685	941,884
KB Home(b)	61,808	1,758,437
LGI Homes, Inc.(a)	12,412	875,915
M/I Homes, Inc.(a)	19,041	606,456
MDC Holdings, Inc.	32,713	913,347
Meritage Homes Corp.(a)	28,115	1,272,204
New Home Co., Inc.(a)(b)	10,233	113,382
Taylor Morrison Home Corp., Class A(a)	80,785	1,880,675
Tile Shop Holdings, Inc.	28,170	169,020
TopBuild Corp.(a)	25,680	1,965,033
TRI Pointe Group, Inc.(a)(b)	108,788	1,787,370
William Lyon Homes, Class A(a)	23,318	641,012

		13,865,782
Hotel/Motel — 0.3%
Belmond Ltd., Class A(a)	66,382	740,159
La Quinta Holdings, Inc.(a)	60,263	1,139,573
Marcus Corp.	13,717	416,311
Red Lion Hotels Corp.(a)	13,890	135,428
Red Rock Resorts, Inc., Class A	52,224	1,529,119

		3,960,590
Household Appliances — 0.0%
Hamilton Beach Brands Holding Co.	2,206	46,811

Security	Shares	Value
Household Appliances (continued)
National Presto Industries, Inc.	3,352	$314,250

		361,061
Household Equipment & Products — 0.3%
Central Garden & Pet Co.(a)	6,970	299,710
Central Garden & Pet Co., Class A(a)	26,357	1,044,001
CSS Industries, Inc.	6,799	118,982
Helen of Troy Ltd.(a)(b)	19,825	1,724,775
Libbey, Inc.	17,137	83,800
Novocure Ltd.(a)	42,490	926,282

		4,197,550
Household Furnishings — 0.4%
American Woodmark Corp.(a)	10,117	996,019
Bassett Furniture Industries, Inc.	6,728	204,195
Ethan Allen Interiors, Inc.	18,925	434,329
Flexsteel Industries, Inc.	5,973	236,411
Hooker Furniture Corp.	8,363	306,922
Kirkland’s, Inc.(a)	9,053	87,724
La-Z-Boy, Inc.	33,909	1,015,574
Lifetime Brands, Inc.	8,130	100,812
RH(a)(b)	14,587	1,389,849
Sleep Number Corp.(a)	28,418	998,893

		5,770,728
Insurance: Life — 0.6%
American Equity Investment Life Holding Co.	32,596	957,018
Citizens, Inc.(a)(b)	42,637	312,103
CNO Financial Group, Inc.	60,134	1,303,104
FBL Financial Group, Inc., Class A	9,403	652,098
Health Insurance Innovations, Inc., Class A(a)	9,526	275,301
Independence Holding Co.	7,368	262,669
National Western Life Group, Inc., Class A	2,136	651,224
Primerica, Inc.	29,402	2,840,233
Third Point Reinsurance Ltd.(a)	57,845	806,938
Trupanion, Inc.(a)	17,919	535,599

		8,596,287
Insurance: Multi-Line — 0.3%
Atlas Financial Holdings, Inc.(a)	6,362	65,847
Crawford & Co., Class B	11,672	95,944
eHealth, Inc.(a)(b)	11,525	164,923
Horace Mann Educators Corp.	30,675	1,311,356
James River Group Holdings Ltd.	16,062	569,719
Kemper Corp.	28,735	1,637,895
Maiden Holdings Ltd.	25,079	163,014
PICO Holdings, Inc.(a)	10,254	117,408

		4,126,106
Insurance: Property-Casualty — 1.8%
AMERISAFE, Inc.	12,024	664,326
AmTrust Financial Services, Inc.	62,734	772,256

13

Schedule of Investments (unaudited) (continued) March 31, 2018	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Security	Shares	Value
Insurance: Property-Casualty (continued)
Argo Group International Holdings Ltd.	25,137	$1,442,864
Baldwin & Lyons, Inc., Class B	9,102	200,244
Blue Capital Reinsurance Holdings Ltd.	4,454	54,339
Donegal Group, Inc., Class A	9,440	149,152
EMC Insurance Group, Inc.	8,144	220,540
Employers Holdings, Inc.	25,084	1,014,648
Enstar Group Ltd.(a)	8,376	1,761,054
Essent Group Ltd.(a)	59,016	2,511,721
Federated National Holding Co.	8,091	127,595
Genworth Financial, Inc., Class A(a)	393,638	1,113,993
Global Indemnity Ltd.	5,995	206,947
Greenlight Capital Re Ltd., Class A(a)(b)	25,848	414,860
Hallmark Financial Services, Inc.(a)	8,938	79,727
HCI Group, Inc.	5,634	214,994
Heritage Insurance Holdings, Inc.	15,682	237,739
Hilltop Holdings, Inc.	56,703	1,330,252
Infinity Property & Casualty Corp.	7,841	928,375
Investors Title Co.	1,078	215,492
Kingstone Cos., Inc.	5,704	95,827
Kinsale Capital Group, Inc.	10,906	559,805
National General Holdings Corp.	38,463	935,036
Navigators Group, Inc.	14,925	860,426
NI Holdings, Inc.(a)	6,567	109,669
NMI Holdings, Inc., Class A(a)	41,975	694,686
Radian Group, Inc.	157,755	3,003,655
RLI Corp.	28,859	1,829,372
Safety Insurance Group, Inc.	11,880	912,978
Selective Insurance Group, Inc.	42,923	2,605,426
State Auto Financial Corp.	13,430	383,695
Stewart Information Services Corp.	16,011	703,523
United Fire Group, Inc.	7,192	344,209
United Insurance Holdings Corp.	16,215	310,355
Universal Insurance Holdings, Inc.	23,242	741,420
WMIH Corp.(a)(b)	150,979	214,390

		27,965,590
International Trade & Diversified Logistic — 0.0%
Logistics, Inc.(a)	20,054	77,609
Vectrus, Inc.(a)	7,442	277,140

		354,749
Internet Software & Services — 0.8%
Amber Road, Inc.(a)	13,724	122,144
ChannelAdvisor Corp.(a)(b)	18,819	171,253
Global Eagle Entertainment, Inc.(a)(b)	24,018	35,306
Gogo, Inc.(a)(b)	41,769	360,466
GrubHub, Inc.(a)	62,259	6,317,421
Quotient Technology, Inc.(a)(b)	55,273	724,076
TrueCar, Inc.(a)	52,459	496,262

Security	Shares	Value
Internet Software & Services (continued)
Zendesk, Inc.(a)	72,240	$3,458,129

		11,685,057
Leisure Time — 1.1%
Acushnet Holdings Corp.	23,315	538,343
American Outdoor Brands Corp.(a)	39,612	408,796
Bluegreen Vacations Corp.	6,435	136,229
Callaway Golf Co.	67,537	1,104,905
Churchill Downs, Inc.	9,767	2,383,636
Clarus Corp.(a)(b)	11,358	76,667
Drive Shack, Inc.(a)	36,850	176,143
Escalade, Inc.	4,967	68,048
ILG, Inc.	76,999	2,395,439
International Speedway Corp., Class A	15,759	694,972
Johnson Outdoors, Inc., Class A	3,272	202,864
Liberty TripAdvisor Holdings, Inc., Series A(a)	52,941	569,116
Lindblad Expeditions Holdings, Inc.(a)	11,254	115,579
Marriott Vacations Worldwide Corp.	15,542	2,070,194
Nautilus, Inc.(a)	23,471	315,685
Planet Fitness, Inc., Class A(a)	62,662	2,366,744
RCI Hospitality Holdings, Inc.	6,946	197,197
SeaWorld Entertainment, Inc.(a)	50,358	746,809
Speedway Motorsports, Inc.	9,668	172,284
Sturm Ruger & Co., Inc.	12,263	643,807
Travelport Worldwide Ltd.	90,439	1,477,757
Vista Outdoor, Inc.(a)	41,626	679,336

		17,540,550
Life Sciences Tools & Services — 0.0%
WaVe Life Sciences Ltd.(a)	8,762	351,356

Luxury Items — 0.0%
Movado Group, Inc.	11,204	430,234

Machinery: Agricultural — 0.1%
Alamo Group, Inc.	6,834	751,057
Lindsay Corp.	7,568	692,018
Titan International, Inc.	36,274	457,415
Titan Machinery, Inc.(a)	14,442	340,253

		2,240,743
Machinery: Construction & Handling — 0.1%
Astec Industries, Inc.	15,552	858,160
Douglas Dynamics, Inc.	15,955	691,649
The Manitowoc Co., Inc.(a)	23,335	664,114
NACCO Industries, Inc., Class A	2,551	83,800

		2,297,723
Machinery: Engines — 0.0%
Briggs & Stratton Corp.	30,539	653,840

Machinery: Industrial — 1.6%
Actuant Corp., Class A	44,234	1,028,440
Altra Industrial Motion Corp.	20,861	958,563

14

Schedule of Investments (unaudited) (continued) March 31, 2018	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Security	Shares	Value
Machinery: Industrial (continued)
Applied Industrial Technologies, Inc.	27,577	$2,010,363
Chart Industries, Inc.(a)(b)	22,259	1,313,949
Columbus McKinnon Corp.	16,468	590,213
DXP Enterprises, Inc.(a)	11,495	447,730
EnPro Industries, Inc.	15,443	1,194,979
EnviroStar, Inc.(b)	2,595	101,854
ExOne Co.(a)	5,823	42,391
Gencor Industries, Inc.(a)	6,738	108,482
Graham Corp.	7,569	162,128
Hardinge, Inc.	7,824	143,336
Hyster-Yale Materials Handling, Inc.	7,574	529,650
Intevac, Inc.(a)	10,679	73,685
John Bean Technologies Corp.	22,725	2,577,015
Kadant, Inc.	7,812	738,234
Kennametal, Inc.	59,408	2,385,785
Milacron Holdings Corp.(a)	49,213	991,150
MTS Systems Corp.	12,844	663,393
Omega Flex, Inc.	1,995	129,875
Proto Labs, Inc.(a)	17,933	2,108,024
SPX Corp.(a)	31,256	1,015,195
SPX FLOW, Inc.(a)	29,904	1,470,978
Tennant Co.	12,792	866,018
Twin Disc, Inc.(a)	6,345	137,940
Woodward, Inc.	38,677	2,771,594

		24,560,964
Machinery: Specialty — 0.1%
Albany International Corp., Class A	20,824	1,305,665
Hurco Cos., Inc.	4,060	186,354

		1,492,019
Manufactured Housing — 0.1%
Cavco Industries, Inc.(a)	6,130	1,065,088

Medical & Dental Instruments & Supplies — 2.6%
American Renal Associates Holdings, Inc.(a)	8,000	150,800
AngioDynamics, Inc.(a)	27,971	482,500
Anika Therapeutics, Inc.(a)	10,452	519,673
Antares Pharma, Inc.(a)(b)	94,121	207,064
AtriCure, Inc.(a)	21,864	448,649
Atrion Corp.	999	630,669
AxoGen, Inc.(a)	20,300	740,950
Cantel Medical Corp.	26,307	2,930,863
Cardiovascular Systems, Inc.(a)	23,880	523,688
Cerus Corp.(a)	92,325	505,941
Community Health Systems, Inc.(a)	73,028	289,191
CONMED Corp.	19,851	1,257,164
Cotiviti Holdings, Inc.(a)(b)	26,869	925,368
CryoLife, Inc.(a)	23,154	464,238
Cutera, Inc.(a)	9,874	496,169
Endologix, Inc.(a)(b)	63,860	270,128
Halyard Health, Inc.(a)	34,230	1,577,318
ICU Medical, Inc.(a)	11,040	2,786,496
Insulet Corp.(a)(b)	42,207	3,658,503

Security	Shares	Value
Medical & Dental Instruments & Supplies (continued)
Integra LifeSciences Holdings Corp.(a)	46,040	$2,547,854
Intersect ENT, Inc.(a)	19,278	757,625
Invacare Corp.	25,102	436,775
K2M Group Holdings, Inc.(a)	30,351	575,151
LeMaitre Vascular, Inc.	11,369	411,899
LivaNova PLC(a)	35,173	3,112,810
Meridian Bioscience, Inc.	31,190	442,898
Merit Medical Systems, Inc.(a)	35,301	1,600,900
NanoString Technologies, Inc.(a)(b)	12,629	94,844
Neogen Corp.(a)	36,186	2,424,100
NuVasive, Inc.(a)	36,953	1,929,316
Ocular Therapeutix, Inc.(a)	18,446	120,083
OraSure Technologies, Inc.(a)	40,990	692,321
Orthofix International NV(a)	12,547	737,513
OrthoPediatrics Corp.(a)	2,864	43,132
Owens & Minor, Inc.	44,470	691,509
Quidel Corp.(a)	20,605	1,067,545
Sientra, Inc.(a)	10,394	100,406
STAAR Surgical Co.(a)	30,633	453,368
SurModics, Inc.(a)	8,735	332,367
Utah Medical Products, Inc.	2,339	231,210
ViewRay, Inc.(a)(b)	21,840	140,431
Wright Medical Group NV(a)	77,890	1,545,338

		39,354,767
Medical Equipment — 1.0%
Abaxis, Inc.	15,876	1,121,163
Accuray, Inc.(a)	65,121	325,605
Analogic Corp.	9,116	874,224
ConforMIS, Inc.(a)(b)	44,441	64,439
Corindus Vascular Robotics, Inc.(a)(b)	65,770	90,104
Fluidigm Corp.(a)	24,203	141,346
FONAR Corp.(a)	5,454	162,529
Glaukos Corp.(a)(b)	20,915	644,810
Haemonetics Corp.(a)	39,011	2,854,045
iRhythm Technologies, Inc.(a)	10,313	649,203
Lantheus Holdings, Inc.(a)	22,939	364,730
Luminex Corp.	29,442	620,343
Masimo Corp.(a)	32,506	2,858,903
Natus Medical, Inc.(a)	22,219	747,669
Nevro Corp.(a)	20,358	1,764,428
NxStage Medical, Inc.(a)	47,276	1,175,281
Obalon Therapeutics, Inc.(a)	3,687	12,646
Oxford Immunotec Global PLC(a)	18,950	235,928
Quanterix Corp.(a)	3,169	54,000
Quotient Ltd.(a)(b)	19,537	92,019
Tactile Systems Technology, Inc.(a)	8,932	284,038
Varex Imaging Corp.(a)(b)	27,589	987,134
Viveve Medical, Inc.(a)	13,093	47,920

		16,172,507
Metal Fabricating — 0.8%
Advanced Drainage Systems, Inc.	26,281	680,678
Ampco-Pittsburgh Corp.	4,162	37,042

15

Schedule of Investments (unaudited) (continued) March 31, 2018	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Security	Shares	Value
Metal Fabricating (continued)
DMC Global, Inc.	9,516	$254,553
Eastern Co.	3,632	103,512
Global Brass & Copper Holdings, Inc.	15,415	515,632
Haynes International, Inc.	9,171	340,336
Lawson Products, Inc.(a)	4,821	121,730
LB Foster Co., Class A(a)	6,170	145,303
MRC Global, Inc.(a)	65,190	1,071,724
Mueller Industries, Inc.	41,682	1,090,401
Mueller Water Products, Inc., Series A	111,863	1,215,951
NN, Inc.	19,888	477,312
Northwest Pipe Co.(a)(b)	7,606	131,584
RBC Bearings, Inc.(a)	16,889	2,097,614
Rexnord Corp.(a)	75,653	2,245,381
Worthington Industries, Inc.	31,381	1,346,872

		11,875,625
Metals & Minerals: Diversified — 0.7%
Cleveland-Cliffs, Inc.(a)(b)	215,875	1,500,331
Commercial Metals Co.	83,248	1,703,254
Compass Minerals International, Inc.	24,496	1,477,109
Ferroglobe PLC(c)	23,038	—
Hecla Mining Co.	286,013	1,049,664
Materion Corp.	14,297	729,862
Minerals Technologies, Inc.	25,647	1,717,067
Oil-Dri Corp. of America	4,094	164,538
Ring Energy, Inc.(a)(b)	36,763	527,549
SunCoke Energy, Inc.(a)	47,744	513,725
U.S. Silica Holdings, Inc.(b)	59,427	1,516,577
United States Lime & Minerals, Inc.	1,389	101,647

		11,001,323
Office Supplies & Equipment — 0.4%
ACCO Brands Corp.	76,628	961,681
Eastman Kodak Co.(a)	9,990	53,447
Electronics for Imaging, Inc.(a)	33,171	906,564
Essendant, Inc.	30,694	239,413
Herman Miller, Inc.	43,446	1,388,100
HNI Corp.	31,591	1,140,119
Kimball International, Inc., Class B	25,853	440,535
Knoll, Inc.	35,365	714,019
Steelcase, Inc., Class A	62,241	846,478

		6,690,356
Offshore Drilling & Other Services — 0.1%
Diamond Offshore Drilling, Inc.(a)(b)	47,862	701,657
Noble Corp. PLC(a)	180,585	669,970
SEACOR Marine Holdings, Inc.(a)	10,847	206,310

		1,577,937
Oil Well Equipment & Services — 1.0%
Basic Energy Services, Inc.(a)	11,068	159,822
C&J Energy Services, Inc.(a)	37,021	955,882
Cactus, Inc.(a)	16,833	453,313

Security	Shares	Value
Oil Well Equipment & Services (continued)
Dril-Quip, Inc.(a)	27,959	$1,252,563
Ensco PLC, Class A	313,032	1,374,206
Fairmount Santrol Holdings, Inc.(a)	113,366	481,805
Flotek Industries, Inc.(a)	39,078	238,376
Forum Energy Technologies, Inc.(a)	59,353	652,883
Frank’s International NV(b)	35,447	192,477
FTS International, Inc.(a)	16,793	308,823
Gulf Island Fabrication, Inc.	7,468	53,023
Helix Energy Solutions Group, Inc.(a)	103,791	600,950
Independence Contract Drilling, Inc.(a)	22,105	83,557
Keane Group, Inc.(a)	39,095	578,606
Key Energy Services, Inc.(a)	7,402	86,751
Liberty Oilfield Services, Inc.(a)	9,514	160,691
Mammoth Energy Services, Inc.(a)	5,342	171,265
Matrix Service Co.(a)	20,105	275,439
McDermott International, Inc.(a)(b)	205,827	1,253,486
Natural Gas Services Group, Inc.(a)	9,403	224,262
NCS Multistage Holdings, Inc.(a)(b)	5,911	88,665
Newpark Resources, Inc.(a)	61,719	499,924
Nine Energy Service, Inc.(a)	5,124	124,769
Oil States International, Inc.(a)(b)	37,849	991,644
Parker Drilling Co.(a)(b)	77,285	49,076
ProPetro Holding Corp.(a)	41,700	662,613
Quintana Energy Services, Inc.(a)	6,370	62,108
Ranger Energy Services, Inc.(a)	4,770	38,828
RigNet, Inc.(a)	9,022	122,699
Rowan Cos. PLC, Class A(a)	85,964	992,025
SEACOR Holdings, Inc.(a)	11,971	611,718
Select Energy Services, Inc., Class A(a)	18,704	236,044
Smart Sand, Inc.(a)	12,713	73,990
Solaris Oilfield Infrastructure, Inc., Class A(a)	11,842	196,104
Superior Energy Services, Inc.(a)	111,617	940,931
TETRA Technologies, Inc.(a)	85,762	321,607

		15,570,925
Oil, Gas & Consumable Fuels — 0.2%
Archrock, Inc.	52,558	459,882
Ardmore Shipping Corp.(a)	21,039	159,896
CARBO Ceramics, Inc.(a)(b)	14,009	101,565
DHT Holdings, Inc.	69,834	237,436
Dorian LPG Ltd.(a)	15,580	116,694
Exterran Corp.(a)	23,497	627,370
Frontline Ltd.(b)	61,904	274,235
Gastar Exploration, Inc.(a)	116,111	79,269
Navios Maritime Acquisition Corp.	49,984	41,987
Pacific Ethanol, Inc.(a)	31,392	94,176
Plug Power, Inc.(a)(b)	174,190	329,217

		2,521,727
Oil: Crude Producers — 1.3%
Abraxas Petroleum Corp.(a)	100,601	223,334
Approach Resources, Inc.(a)(b)	26,577	69,366

16

Schedule of Investments (unaudited) (continued) March 31, 2018	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Security	Shares	Value
Oil: Crude Producers (continued)
Bonanza Creek Energy, Inc.(a)	15,220	$421,746
California Resources Corp.(a)(b)	31,428	538,990
Callon Petroleum Co.(a)(b)	149,060	1,973,554
Carrizo Oil & Gas, Inc.(a)(b)	57,121	913,936
Contango Oil & Gas Co.(a)	12,085	42,902
CVR Energy, Inc.	12,074	364,876
Denbury Resources, Inc.(a)	290,886	797,025
Earthstone Energy, Inc., Class A(a)	12,857	130,113
Eclipse Resources Corp.(a)	50,128	72,184
Energy XXI Gulf Coast, Inc.(a)	22,821	87,633
Evolution Petroleum Corp.	16,460	132,503
Halcon Resources Corp.(a)	100,888	491,325
HighPoint Resources Corp.(a)	65,632	333,411
Isramco, Inc.(a)	229	23,770
Jagged Peak Energy, Inc.(a)	43,319	612,098
Jones Energy, Inc., Class A(a)	26,962	21,570
Lilis Energy, Inc.(a)	24,724	98,154
Midstates Petroleum Co., Inc.(a)	7,053	94,017
Oasis Petroleum, Inc.(a)	195,701	1,585,178
ONE Gas, Inc.	38,171	2,520,050
Overseas Shipholding Group, Inc., Class A(a)	29,440	83,610
Panhandle Oil and Gas, Inc., Class A	10,258	197,979
PDC Energy, Inc.(a)	48,578	2,381,779
Penn Virginia Corp.(a)	10,727	375,874
Resolute Energy Corp.(a)(b)	16,021	555,128
Rosehill Resources, Inc.(a)	2,024	11,881
Sanchez Energy Corp.(a)(b)	21,518	67,351
SandRidge Energy, Inc.(a)(b)	26,310	381,758
SilverBow Resources, Inc.(a)	4,334	126,119
SRC Energy, Inc.(a)(b)	176,980	1,668,921
Stone Energy Corp.(a)	14,623	542,513
Tellurian, Inc.(a)(b)	47,745	344,242
Ultra Petroleum Corp.(a)	142,841	595,647
Unit Corp.(a)	39,337	777,299
W&T Offshore, Inc.(a)	62,311	276,038
WildHorse Resource Development Corp.(a)	36,049	688,175

		20,622,049
Oil: Refining & Marketing — 0.2%
Adams Resources & Energy, Inc.	973	42,325
Clean Energy Fuels Corp.(a)	93,514	154,298
Delek US Holdings, Inc.	58,273	2,371,711
Par Pacific Holdings, Inc.(a)	24,203	415,566
Renewable Energy Group, Inc.(a)	28,869	369,523
Trecora Resources(a)(b)	12,900	175,440

		3,528,863
Paints & Coatings — 0.3%
Chase Corp.	4,974	579,222
Ferro Corp.(a)	60,563	1,406,273
HB Fuller Co.	36,540	1,817,134

Security	Shares	Value
Paints & Coatings (continued)
Kronos Worldwide, Inc.	16,471	$372,245

		4,174,874
Paper — 0.4%
Clearwater Paper Corp.(a)	11,868	464,039
KapStone Paper and Packaging Corp.	63,072	2,164,000
Neenah Paper, Inc.	12,028	942,995
PH Glatfelter Co.	31,513	646,962
Schweitzer-Mauduit International, Inc.	22,038	862,788
Verso Corp., Class A(a)	26,379	444,222

		5,525,006
Personal Care — 0.1%
Orchids Paper Products Co.	5,032	41,011
USANA Health Sciences, Inc.(a)	8,213	705,496
WD-40 Co.	9,957	1,311,337

		2,057,844
Pharmaceuticals — 2.1%
Abeona Therapeutics, Inc.(a)(b)	21,477	308,195
Achaogen, Inc.(a)(b)	26,123	338,293
Achillion Pharmaceuticals, Inc.(a)	101,422	376,276
Aclaris Therapeutics, Inc.(a)(b)	17,255	302,308
Adamas Pharmaceuticals, Inc.(a)(b)	13,248	316,627
Aerie Pharmaceuticals, Inc.(a)(b)	24,720	1,341,060
Amphastar Pharmaceuticals, Inc.(a)	26,673	500,119
Aratana Therapeutics, Inc.(a)	35,640	157,172
Biospecifics Technologies Corp.(a)	4,235	187,780
Cambrex Corp.(a)	23,626	1,235,640
Chimerix, Inc.(a)	30,845	160,394
Conatus Pharmaceuticals, Inc.(a)	15,645	91,836
Concert Pharmaceuticals, Inc.(a)	13,382	306,448
Corcept Therapeutics, Inc.(a)(b)	65,984	1,085,437
Corvus Pharmaceuticals, Inc.(a)	4,920	56,728
Depomed, Inc.(a)	39,874	262,770
Durect Corp.(a)	101,128	216,414
Eagle Pharmaceuticals, Inc.(a)(b)	6,262	329,945
Enanta Pharmaceuticals, Inc.(a)	11,213	907,244
Esperion Therapeutics, Inc.(a)(b)	12,548	907,597
Evolus, Inc.(a)	4,280	38,648
Heska Corp.(a)	4,869	384,992
Horizon Pharma PLC(a)	118,694	1,685,455
Immune Design Corp.(a)	20,727	68,399
Impax Laboratories, Inc.(a)	53,323	1,037,132
Innoviva, Inc.(a)	54,600	910,182
Intra-Cellular Therapies, Inc.(a)	30,786	648,045
Ironwood Pharmaceuticals, Inc.(a)(b)	98,159	1,514,593
La Jolla Pharmaceutical Co.(a)(b)	13,500	402,030
Lannett Co., Inc.(a)(b)	21,601	346,696
Medicines Co.(a)(b)	50,708	1,670,322
Melinta Therapeutics, Inc.(a)	9,975	73,815
MyoKardia, Inc.(a)(b)	14,243	695,058
Optinose, Inc.(a)	3,217	64,404
Otonomy, Inc.(a)	20,297	85,247

17

Schedule of Investments (unaudited) (continued) March 31, 2018	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Security	Shares	Value
Pharmaceuticals (continued)
Pacira Pharmaceuticals, Inc.(a)	29,032	$904,347
Paratek Pharmaceuticals, Inc.(a)	20,854	271,102
PetIQ, Inc.(a)(b)	4,588	122,041
Portola Pharmaceuticals, Inc.(a)	41,309	1,349,152
Prestige Brands Holdings, Inc.(a)(b)	39,108	1,318,722
Radius Health, Inc.(a)	27,894	1,002,510
Reata Pharmaceuticals, Inc., Class A(a)	7,547	154,789
Revance Therapeutics, Inc.(a)	19,589	603,341
scPharmaceuticals, Inc.(a)	3,949	48,968
Spectrum Pharmaceuticals, Inc.(a)	63,047	1,014,426
Supernus Pharmaceuticals, Inc.(a)(b)	34,950	1,600,710
Syndax Pharmaceuticals, Inc.(a)(b)	7,130	101,460
Teligent, Inc.(a)(b)	38,067	127,905
TG Therapeutics, Inc.(a)(b)	37,427	531,463
TherapeuticsMD, Inc.(a)(b)	120,593	587,283
Theravance Biopharma, Inc.(a)(b)	30,926	749,956
Ultragenyx Pharmaceutical, Inc.(a)	32,456	1,654,931
Voyager Therapeutics, Inc.(a)	13,281	249,550
Zogenix, Inc.(a)(b)	24,830	994,441
Zynerba Pharmaceuticals, Inc.(a)(b)	8,029	69,772

		32,470,170
Photography — 0.0%
GoPro, Inc., Class A(a)	83,514	400,032

Plastics — 0.2%
A. Schulman, Inc.	20,741	891,863
Core Molding Technologies, Inc.	4,023	71,730
Ply Gem Holdings, Inc.(a)	17,268	372,989
Trinseo SA	32,289	2,391,000

		3,727,582
Power Transmission Equipment — 0.3%
Advanced Energy Industries, Inc.(a)	28,747	1,836,933
Generac Holdings, Inc.(a)	44,121	2,025,595
Maxwell Technologies, Inc.(a)(b)	27,175	161,148
Powell Industries, Inc.	6,623	177,761
Vicor Corp.(a)	11,054	315,592

		4,517,029
Printing & Copying Services — 0.2%
Casella Waste Systems, Inc., Class A(a)	28,323	662,192
Cimpress NV(a)(b)	17,851	2,761,549

		3,423,741
Producer Durables: Miscellaneous — 0.1%
Advanced Disposal Services, Inc.(a)	37,239	829,685
Park-Ohio Holdings Corp.	6,938	269,541

		1,099,226
Production Technology Equipment — 1.0%
Axcelis Technologies, Inc.(a)	22,131	544,423
Brooks Automation, Inc.	50,297	1,362,043

Security	Shares	Value
Production Technology Equipment (continued)
Cohu, Inc.	20,519	$468,038
CyberOptics Corp.(a)(b)	5,375	96,750
Electro Scientific Industries, Inc.(a)	23,471	453,694
Entegris, Inc.	102,808	3,577,718
Ichor Holdings Ltd.(a)	13,877	335,962
MKS Instruments, Inc.	38,933	4,502,601
Nanometrics, Inc.(a)	17,364	467,092
Photronics, Inc.(a)	50,008	412,566
Rudolph Technologies, Inc.(a)	22,335	618,680
Ultra Clean Holdings, Inc.(a)	27,370	526,873
Veeco Instruments, Inc.(a)	34,484	586,228
Xperi Corp.	35,653	754,061

		14,706,729
Publishing — 0.4%
Daily Journal Corp.(a)	715	163,370
Eros International PLC(a)(b)	24,175	263,508
Meredith Corp.	28,935	1,556,703
New Media Investment Group, Inc.	38,058	652,314
New York Times Co., Class A	91,502	2,205,198
Scholastic Corp.	21,380	830,399

		5,671,492
Radio & TV Broadcasters — 0.6%
Beasley Broadcasting Group, Inc., Class A	2,179	24,623
Central European Media Enterprises Ltd., Class A(a)(b)	65,749	276,146
Entercom Communications Corp., Class A	94,351	910,477
Entravision Communications Corp., Class A	54,840	257,748
Gannett Co., Inc.	82,877	827,112
Gray Television, Inc.(a)(b)	59,794	759,384
Liberty Media Corp-Liberty Braves, Class A(a)	7,567	171,998
Liberty Media Corp-Liberty Braves, Class C(a)(b)	26,306	600,303
MSG Networks, Inc., Class A(a)(b)	43,752	988,795
Nexstar Media Group, Inc., Class A	32,203	2,141,499
Saga Communications, Inc., Class A	1,726	64,294
Salem Media Group, Inc., Class A	6,171	22,216
Sinclair Broadcast Group, Inc., Class A	52,512	1,643,626
Townsquare Media, Inc.	4,998	39,634
TRONC, Inc.(a)	16,217	266,283

		8,994,138
Railroad Equipment — 0.1%
American Railcar Industries, Inc.	5,628	210,543
FreightCar America, Inc.	7,113	95,314

18

Schedule of Investments (unaudited) (continued) March 31, 2018	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Security	Shares	Value
Railroad Equipment (continued)
Greenbrier Cos., Inc.	20,191	$1,014,598

		1,320,455
Real Estate — 0.4%
AV Homes, Inc.(a)	9,893	183,515
Consolidated-Tomoka Land Co.	3,018	189,681
HFF, Inc., Class A	26,547	1,319,386
Kennedy-Wilson Holdings, Inc.	88,723	1,543,780
Newmark Group, Inc., Class A(a)	17,165	260,736
Redfin Corp.(a)(b)	42,268	964,979
RMR Group, Inc., Class A	5,398	377,590
St. Joe Co.(a)(b)	32,052	604,180
Stratus Properties, Inc.(a)(b)	4,692	141,699
Tejon Ranch Co.(a)(b)	12,446	287,627
Trinity Place Holdings, Inc.(a)	8,745	56,843

		5,930,016
Real Estate Investment Trusts (REITs) — 6.3%
Acadia Realty Trust(b)	60,406	1,485,988
AG Mortgage Investment Trust, Inc.	21,197	368,192
Agree Realty Corp.	20,219	971,321
Alexander & Baldwin, Inc.	49,603	1,147,317
Alexander’s, Inc.	1,543	588,238
American Assets Trust, Inc.	30,749	1,027,324
Americold Realty Trust	38,555	735,629
Anworth Mortgage Asset Corp.	71,983	345,518
Apollo Commercial Real Estate Finance, Inc.(b)	77,476	1,393,018
Ares Commercial Real Estate Corp.	18,805	232,242
Armada Hoffler Properties, Inc.	31,814	435,534
ARMOUR Residential REIT, Inc.	30,185	702,707
Ashford Hospitality Prime, Inc.	18,690	181,667
Ashford Hospitality Trust, Inc.	53,865	347,968
Bluerock Residential Growth REIT, Inc.	18,573	157,871
Capstead Mortgage Corp.	60,023	519,199
CareTrust REIT, Inc.	55,074	737,992
Catchmark Timber Trust, Inc., Class A	31,672	394,950
CBL & Associates Properties, Inc.(b)	127,474	531,567
Cedar Realty Trust, Inc.	70,828	279,062
Chatham Lodging Trust	33,967	650,468
Cherry Hill Mortgage Investment Corp.	6,805	119,360
Chesapeake Lodging Trust	42,925	1,193,744
City Office REIT, Inc.	25,459	294,306
Clipper Realty, Inc.	10,631	90,045
Community Healthcare Trust, Inc.	12,664	325,971
CorEnergy Infrastructure Trust, Inc.(b)	8,055	302,385
Cousins Properties, Inc.	304,595	2,643,876
CYS Investments, Inc.	119,320	801,830
DiamondRock Hospitality Co.	145,960	1,523,822
Dynex Capital, Inc.	39,386	261,129
Easterly Government Properties, Inc.	29,225	596,190
EastGroup Properties, Inc.	24,605	2,033,849
Education Realty Trust, Inc.(b)	55,695	1,824,011
Ellington Residential Mortgage REIT	7,147	78,331

Security	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
Farmland Partners, Inc.	24,943	$208,274
First Industrial Realty Trust, Inc.	86,321	2,523,163
Four Corners Property Trust, Inc.	44,474	1,026,905
Franklin Street Properties Corp.	74,431	625,965
Front Yard Residential Corp.	37,235	374,212
Geo Group, Inc.	89,101	1,823,897
Getty Realty Corp.	21,880	551,814
Gladstone Commercial Corp.	20,154	349,470
Global Medical REIT, Inc.(b)	13,306	92,477
Global Net Lease, Inc.	51,240	864,931
Government Properties Income Trust	30,061	410,633
Gramercy Property Trust	117,252	2,547,886
Granite Point Mortgage Trust, Inc.	31,625	523,078
Great Ajax Corp.	8,971	121,557
Healthcare Realty Trust, Inc.	89,646	2,484,091
Hersha Hospitality Trust	28,211	504,977
Independence Realty Trust, Inc.	58,875	540,473
Industrial Logistics Properties Trust(a)	14,983	304,754
InfraREIT, Inc.	31,270	607,576
Invesco Mortgage Capital, Inc.	83,997	1,375,871
Investors Real Estate Trust	87,407	453,642
iStar, Inc.(a)(b)	47,979	487,946
Jernigan Capital, Inc.(b)	8,615	155,932
Kite Realty Group Trust	61,348	934,330
KKR Real Estate Finance Trust, Inc.	11,972	240,158
LaSalle Hotel Properties	83,135	2,411,746
Lexington Realty Trust	162,666	1,280,181
LTC Properties, Inc.	28,451	1,081,138
Mack-Cali Realty Corp.	68,576	1,145,905
MedEquities Realty Trust, Inc.	22,096	232,229
Monmouth Real Estate Investment Corp.	53,556	805,482
MTGE Investment Corp.	33,766	604,411
National Health Investors, Inc.	29,127	1,959,956
National Storage Affiliates Trust	36,028	903,582
New Senior Investment Group, Inc.(b)	59,509	486,784
New York Mortgage Trust, Inc.	82,799	490,998
NexPoint Residential Trust, Inc.	12,664	314,574
NorthStar Realty Europe Corp.	39,771	517,818
One Liberty Properties, Inc.	11,021	243,564
Orchid Island Capital, Inc.	38,953	287,084
Owens Realty Mortgage, Inc.(b)	4,942	72,054
Pebblebrook Hotel Trust(b)	50,310	1,728,148
Pennsylvania Real Estate Investment Trust(b)	51,578	497,728
PennyMac Mortgage Investment Trust(f)	43,975	792,869
Physicians Realty Trust	131,081	2,040,931
PotlatchDeltic Corp.(b)	43,749	2,277,135
Preferred Apartment Communities, Inc., Class A	28,630	406,260
PS Business Parks, Inc.	14,223	1,607,768
QTS Realty Trust, Inc., Class A(b)	35,862	1,298,922
Quality Care Properties, Inc.(a)	68,591	1,332,723
RAIT Financial Trust(b)	67,944	10,973

19

Schedule of Investments (unaudited) (continued) March 31, 2018	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Security	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
Ramco-Gershenson Properties Trust	57,258	$707,709
Redwood Trust, Inc.(b)	56,720	877,458
Resource Capital Corp.	22,819	217,009
Retail Opportunity Investments Corp.	78,960	1,395,223
Rexford Industrial Realty, Inc.	55,419	1,595,513
RLJ Lodging Trust	123,641	2,403,581
Sabra Health Care REIT, Inc.	129,362	2,283,239
Safety Income and Growth, Inc.	7,425	118,726
Saul Centers, Inc.	8,489	432,684
Select Income REIT	47,490	925,105
Seritage Growth Properties, Class A(b)	18,874	670,971
STAG Industrial, Inc.	68,917	1,648,495
Summit Hotel Properties, Inc.	75,939	1,033,530
Sunstone Hotel Investors, Inc.(b)	164,710	2,506,886
Sutherland Asset Management Corp.	14,495	219,599
Terreno Realty Corp.	38,573	1,331,154
Tier REIT, Inc.	34,545	638,392
TPG RE Finance Trust, Inc.	17,484	347,757
UMH Properties, Inc.	22,847	306,378
Universal Health Realty Income Trust	9,477	569,568
Urban Edge Properties	75,522	1,612,395
Urstadt Biddle Properties, Inc., Class A	22,354	431,432
Washington Prime Group, Inc.	135,225	901,951
Washington Real Estate Investment Trust	58,460	1,595,958
Western Asset Mortgage Capital Corp.	31,996	310,041
Whitestone REIT	26,838	278,847
Xenia Hotels & Resorts, Inc.	78,592	1,549,834

		97,197,031
Real Estate Management & Development — 0.0%
Forestar Group, Inc.(a)	8,524	180,282
Maui Land & Pineapple Co., Inc.(a)	3,014	35,113
Rafael Holdings, Inc., Class B(a)	5,941	28,814
Transcontinental Realty Investors, Inc.(a)	670	27,209

		271,418
Recreational Vehicles & Boats — 0.3%
Camping World Holdings, Inc., Class A	23,202	748,264
LCI Industries	17,560	1,828,874
Malibu Boats, Inc.(a)	14,966	497,021
Marine Products Corp.	3,962	55,508
MCBC Holdings, Inc.(a)	14,205	357,966
Winnebago Industries, Inc.	22,903	861,153

		4,348,786
Rental & Leasing Services: Consumer — 0.2%
Avis Budget Group, Inc.(a)(b)	52,567	2,462,238
Hertz Global Holdings, Inc.(a)	39,777	789,573

Security	Shares	Value
Rental & Leasing Services: Consumer (continued)
Rent-A-Center, Inc.(b)	34,058	$293,921

		3,545,732
Restaurants — 1.6%
Biglari Holdings, Inc.(a)	771	314,884
BJ’s Restaurants, Inc.	14,692	659,671
Bloomin’ Brands, Inc.	65,793	1,597,430
Bojangles’, Inc.(a)	13,799	191,116
Brinker International, Inc.	33,977	1,226,570
Carrols Restaurant Group, Inc.(a)	27,694	310,173
Cheesecake Factory, Inc.	31,279	1,508,273
Cracker Barrel Old Country Store, Inc.(b)	14,007	2,229,914
Dave & Buster’s Entertainment, Inc.(a)	29,737	1,241,222
Del Taco Restaurants, Inc.(a)	22,937	237,627
Denny’s Corp.(a)	46,001	709,795
DineEquity, Inc.	12,485	818,766
El Pollo Loco Holdings, Inc.(a)	16,885	160,408
Ellie Mae, Inc.(a)(b)	24,551	2,257,219
Fiesta Restaurant Group, Inc.(a)	19,254	356,199
Fogo De Chao, Inc.(a)	5,657	89,098
Habit Restaurants, Inc., Class A(a)	13,890	122,232
J Alexander’s Holdings, Inc.(a)	9,999	114,489
Jack in the Box, Inc.	21,448	1,830,158
Nathan’s Famous, Inc.	1,844	136,272
Noodles & Co.(a)	9,575	72,291
Papa John’s International, Inc.	18,963	1,086,580
Potbelly Corp.(a)(b)	17,267	208,067
Red Robin Gourmet Burgers, Inc.(a)	9,403	545,374
Ruth’s Hospitality Group, Inc.	21,197	518,267
Shake Shack, Inc., Class A(a)	16,393	682,441
Sonic Corp.	27,653	697,685
Texas Roadhouse, Inc.	48,427	2,798,112
Wingstop, Inc.	21,008	992,208
Zoe’s Kitchen, Inc.(a)(b)	13,496	194,882

		23,907,423
Scientific Instruments: Control & Filter — 0.4%
Brady Corp., Class A	34,388	1,277,514
CIRCOR International, Inc.	12,400	528,984
Energy Recovery, Inc.(a)(b)	28,978	238,199
ESCO Technologies, Inc.	18,462	1,080,950
Gorman-Rupp Co.	12,056	352,638
Napco Security Technologies, Inc.(a)(b)	4,663	54,557
Sun Hydraulics Corp.	19,983	1,070,290
Thermon Group Holdings, Inc.(a)	23,401	524,417
Watts Water Technologies, Inc., Class A	20,183	1,568,219

		6,695,768
Scientific Instruments: Electrical — 0.6%
Allied Motion Technologies, Inc.	5,129	203,878
Atkore International Group, Inc.(a)	24,293	482,216
AZZ, Inc.	19,006	830,562

20

Schedule of Investments (unaudited) (continued) March 31, 2018	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Security	Shares	Value
Scientific Instruments: Electrical (continued)
EnerSys	30,563	$2,120,155
Franklin Electric Co., Inc.	33,850	1,379,388
Littelfuse, Inc.	17,400	3,622,332
Preformed Line Products Co.	2,424	157,778

		8,796,309
Scientific Instruments: Gauges & Meters — 0.3%
Badger Meter, Inc.	20,293	956,815
FARO Technologies, Inc.(a)	11,979	699,574
Itron, Inc.(a)	24,800	1,774,440
Mesa Laboratories, Inc.	2,420	359,225
Vishay Precision Group, Inc.(a)	7,022	218,735

		4,008,789
Scientific Instruments: Pollution Control — 0.4%
Ceco Environmental Corp.	16,466	73,274
Covanta Holding Corp.	85,730	1,243,085
Darling Ingredients, Inc.(a)	119,340	2,064,582
Evoqua Water Technologies Corp.(a)	36,358	774,062
Heritage-Crystal Clean, Inc.(a)	10,588	249,347
Hudson Technologies, Inc.(a)	32,062	158,386
Team, Inc.(a)(b)	22,589	310,599
U.S. Ecology, Inc.	15,897	847,310

		5,720,645
Securities Brokerage & Services — 0.1%
Gain Capital Holdings, Inc.	21,928	148,014
INTL. FCStone, Inc.(a)(b)	11,519	491,631
Investment Technology Group, Inc.	23,643	466,713
Ladenburg Thalmann Financial Services, Inc.	81,119	265,259
Virtu Financial, Inc., Class A	18,376	606,408

		1,978,025
Semiconductors & Components — 1.8%
Acacia Communications, Inc.(a)(b)	13,753	528,940
Alpha & Omega Semiconductor Ltd.(a)	12,899	199,290
Amkor Technology, Inc.(a)(b)	74,434	754,016
Aquantia Corp.(a)(b)	4,733	74,308
AXT, Inc.(a)	25,075	181,794
CEVA, Inc.(a)	15,826	572,901
Cirrus Logic, Inc.(a)	46,439	1,886,817
Cree, Inc.(a)(b)	70,878	2,857,092
Diodes, Inc.(a)	28,329	862,901
DSP Group, Inc.(a)	16,218	191,372
Emcore Corp.(a)	21,108	120,316
FormFactor, Inc.(a)	52,324	714,223
Inphi Corp.(a)(b)	30,572	920,217
Integrated Device Technology, Inc.(a)	97,211	2,970,738
Kopin Corp.(a)(b)	45,026	140,481
Lattice Semiconductor Corp.(a)	92,643	516,021
MACOM Technology Solutions Holdings, Inc.(a)(b)	29,602	491,393
MaxLinear, Inc., Class A(a)	44,773	1,018,586
Monolithic Power Systems, Inc.	28,693	3,321,789

Security	Shares	Value
Semiconductors & Components (continued)
Pixelworks, Inc.(a)	20,247	$78,356
Power Integrations, Inc.	20,787	1,420,791
Rambus, Inc.(a)	78,770	1,057,881
Semtech Corp.(a)	47,740	1,864,247
Sigma Designs, Inc.(a)	26,853	166,489
Silicon Laboratories, Inc.(a)	30,383	2,731,432
SMART Global Holdings, Inc.(a)	7,373	367,470
Vishay Intertechnology, Inc.	96,461	1,794,175

		27,804,036
Semiconductors & Semiconductor Equipment — 0.1%
Ambarella, Inc.(a)	23,569	1,154,645
Xcerra Corp.(a)	38,838	452,463

		1,607,108
Shipping — 0.4%
Eagle Bulk Shipping, Inc.(a)	29,772	147,371
GasLog Ltd.	30,598	503,337
Genco Shipping & Trading Ltd.(a)	4,445	63,208
Gener8 Maritime, Inc.(a)	32,134	181,557
Golar LNG Ltd.	70,215	1,921,082
International Seaways, Inc.(a)	21,875	385,000
Matson, Inc.	30,613	876,756
Navios Maritime Holdings, Inc.(a)	52,574	47,206
Nordic American Tankers Ltd.	92,146	178,763
Safe Bulkers, Inc.(a)	42,162	133,654
Scorpio Tankers, Inc.	201,113	394,180
Ship Finance International Ltd.	45,325	648,148
Teekay Corp.(b)	47,661	385,578
Teekay Tankers Ltd., Class A	131,949	157,019

		6,022,859
Software — 0.5%
Castlight Health, Inc., Class B(a)	43,072	157,213
Five9, Inc.(a)	38,480	1,146,319
Instructure, Inc.(a)	15,738	663,357
MobileIron, Inc.(a)	41,369	204,777
Model N, Inc.(a)	17,359	313,330
Park City Group, Inc.(a)(b)	8,977	78,549
Paycom Software, Inc.(a)	35,596	3,822,654
pdvWireless, Inc.(a)(b)	6,174	184,294
Qualys, Inc.(a)	23,224	1,689,546
Rubicon Project, Inc.(a)	25,213	45,383

		8,305,422
Specialty Retail — 2.3%
1-800-Flowers.com, Inc., Class A(a)	17,761	209,580
Aaron’s, Inc.	45,875	2,137,775
Abercrombie & Fitch Co., Class A	49,543	1,199,436
America’s Car-Mart, Inc.(a)	5,001	252,300
American Eagle Outfitters, Inc.	117,496	2,341,695
Asbury Automotive Group, Inc.(a)(b)	13,606	918,405
Ascena Retail Group, Inc.(a)	135,746	272,849
At Home Group, Inc.(a)(b)	8,746	280,222
Barnes & Noble Education, Inc.(a)	27,081	186,588

21

Schedule of Investments (unaudited) (continued) March 31, 2018	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Security	Shares	Value
Specialty Retail (continued)
Barnes & Noble, Inc.	38,743	$191,778
Big 5 Sporting Goods Corp.(b)	14,737	106,843
BMC Stock Holdings, Inc.(a)	47,553	929,661
Boot Barn Holdings, Inc.(a)	15,559	275,861
Buckle, Inc.	21,257	470,843
Build-A-Bear Workshop, Inc.(a)(b)	7,020	64,233
Caleres, Inc.	30,547	1,026,379
Carvana Co.(a)(b)	11,023	252,757
Cato Corp., Class A	16,509	243,343
Chico’s FAS, Inc.	92,665	837,692
Children’s Place, Inc.	12,509	1,691,842
Citi Trends, Inc.	10,259	317,106
Conn’s, Inc.(a)(b)	13,684	465,256
Container Store Group, Inc.(a)	8,931	48,585
DSW, Inc., Class A	47,657	1,070,376
Express, Inc.(a)(b)	52,575	376,437
Finish Line, Inc., Class A	20,932	283,419
Five Below, Inc.(a)	39,017	2,861,507
Francesca’s Holdings Corp.(a)	27,788	133,382
FTD Cos., Inc.(a)	9,266	33,728
Genesco, Inc.(a)	14,421	585,493
GNC Holdings, Inc., Class A(a)	47,389	182,922
Group 1 Automotive, Inc.	14,482	946,254
Guess?, Inc.	43,552	903,268
Haverty Furniture Cos., Inc.	14,034	282,785
Hibbett Sports, Inc.(a)	14,904	356,951
J. Jill, Inc.(a)(b)	10,613	46,909
Lands’ End, Inc.(a)	10,814	252,507
Lithia Motors, Inc., Class A	17,171	1,726,029
Lumber Liquidators Holdings, Inc.(a)	21,106	504,855
MarineMax, Inc.(a)(b)	16,619	323,240
Monro, Inc.	23,035	1,234,676
National Vision Holdings, Inc.(a)	22,178	716,571
Office Depot, Inc.	375,260	806,807
Party City Holdco, Inc.(a)	26,112	407,347
Pier 1 Imports, Inc.	67,169	216,284
Regis Corp.(a)	25,989	393,214
Shoe Carnival, Inc.	8,721	207,560
Shutterfly, Inc.(a)	23,591	1,916,769
Sonic Automotive, Inc., Class A	19,934	377,749
Sportsman’s Warehouse Holdings, Inc.(a)(b)	24,261	98,985
Stamps.com, Inc.(a)	11,845	2,381,437
Systemax, Inc.	7,921	226,145
Tailored Brands, Inc.	35,679	894,116
Tilly’s, Inc., Class A	8,359	94,457
Vitamin Shoppe, Inc.(a)	12,437	54,101
Zumiez, Inc.(a)	14,083	336,584

		35,953,893
Steel — 0.4%
AK Steel Holding Corp.(a)(b)	229,038	1,037,542
Allegheny Technologies, Inc.(a)	91,055	2,156,183

Security	Shares	Value
Steel (continued)
Carbonite, Inc.(a)	18,423	$530,582
Carpenter Technology Corp.	33,503	1,478,152
Olympic Steel, Inc.	7,448	152,759
Ryerson Holding Corp.(a)	11,697	95,331
Schnitzer Steel Industries, Inc., Class A	18,941	612,741
Shiloh Industries, Inc.(a)	10,800	93,960
TimkenSteel Corp.(a)	28,705	436,029

		6,593,279
Technology: Miscellaneous — 0.3%
Apptio, Inc., Class A(a)	16,777	475,460
Benchmark Electronics, Inc.	36,533	1,090,510
CTS Corp.	23,709	644,885
Fabrinet(a)	26,339	826,518
Kimball Electronics, Inc.(a)	19,343	312,389
Plexus Corp.(a)	24,197	1,445,287

		4,795,049
Telecommunications Equipment — 0.4%
Akoustis Technologies, Inc.(a)(b)	9,320	54,335
Applied Optoelectronics, Inc.(a)(b)	12,678	317,711
CalAmp Corp.(a)	25,836	591,128
Clearfield, Inc.(a)	8,541	110,179
Knowles Corp.(a)	65,578	825,627
Oclaro, Inc.(a)	121,509	1,161,626
Ubiquiti Networks, Inc.(a)(b)	16,250	1,118,000
Viavi Solutions, Inc.(a)	166,193	1,615,396
Vocera Communications, Inc.(a)	20,939	490,391

		6,284,393
Textile Products — 0.1%
Culp, Inc.	8,455	258,300
Interface, Inc.	43,281	1,090,681
Unifi, Inc.(a)	10,834	392,733

		1,741,714
Textiles Apparel & Shoes — 0.8%
Columbia Sportswear Co.	21,028	1,607,170
Crocs, Inc.(a)	50,444	819,715
Deckers Outdoor Corp.(a)	22,947	2,065,918
Delta Apparel, Inc.(a)(b)	5,784	104,228
Fossil Group, Inc.(a)	33,500	425,450
G-III Apparel Group Ltd.(a)	31,428	1,184,207
Iconix Brand Group, Inc.(a)	27,996	31,075
Oxford Industries, Inc.	11,951	891,066
Perry Ellis International, Inc.(a)(b)	8,481	218,810
Sequential Brands Group, Inc.(a)(b)	20,385	42,503
Steven Madden Ltd.	42,764	1,877,340
Superior Uniform Group, Inc.	5,182	136,131
Vera Bradley, Inc.(a)	14,787	156,890
Weyco Group, Inc.	4,296	144,346

22

Schedule of Investments (unaudited) (continued) March 31, 2018	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Security	Shares	Value
Textiles Apparel & Shoes (continued)
Wolverine World Wide, Inc.	67,979	$1,964,593

		11,669,442
Tobacco — 0.2%
Turning Point Brands, Inc.	4,091	79,529
Universal Corp.	18,274	886,289
Vector Group Ltd.	71,858	1,465,185

		2,431,003
Toys — 0.0%
Funko, Inc., Class A(a)	7,314	60,048

Transportation Miscellaneous — 0.2%
Costamare, Inc.	40,414	252,183
Echo Global Logistics, Inc.(a)	19,472	537,427
Hub Group, Inc., Class A(a)	23,799	995,988
Scorpio Bulkers, Inc.	40,492	285,469
Textainer Group Holdings Ltd.(a)	20,294	343,983
Wesco Aircraft Holdings, Inc.(a)(b)	40,846	418,672

		2,833,722
Truckers — 0.8%
ArcBest Corp.	18,895	605,585
Covenant Transportation Group, Inc., Class A(a)	8,546	254,927
Daseke, Inc.(a)(b)	21,500	210,485
Forward Air Corp.	21,237	1,122,588
FRP Holdings, Inc.(a)	4,285	239,960
Heartland Express, Inc.	34,196	615,186
Knight-Swift Transportation Holdings, Inc.(b)	90,886	4,181,665
Marten Transport Ltd.	28,341	646,175
Roadrunner Transportation Systems, Inc.(a)	20,368	51,735
Saia, Inc.(a)	18,309	1,375,921
Schneider National, Inc., Class B	30,441	793,292
Universal Logistics Holdings, Inc.	5,598	118,398
Werner Enterprises, Inc.	34,458	1,257,717
YRC Worldwide, Inc.(a)	25,108	221,703

		11,695,337
Utilities: Electrical — 1.6%
ALLETE, Inc.	37,193	2,687,194
Atlantic Power Corp.(a)	87,943	184,678
Avista Corp.	46,669	2,391,786
Black Hills Corp.	39,175	2,127,203
El Paso Electric Co.	29,868	1,523,268
Genie Energy Ltd., Class B	7,011	34,985
IDACORP, Inc.	36,624	3,232,801
MGE Energy, Inc.	25,259	1,417,030
NorthWestern Corp.	36,327	1,954,393
NRG Yield, Inc., Class A	21,114	347,114
NRG Yield, Inc., Class C	52,493	892,381
Otter Tail Corp.	28,126	1,219,262
Pattern Energy Group, Inc.	57,725	998,065

Security	Shares	Value
Utilities: Electrical (continued)
PNM Resources, Inc.	58,244	$2,227,833
Portland General Electric Co.	65,467	2,652,068
Spark Energy, Inc., Class A(b)	6,478	76,764
Unitil Corp.	10,207	473,707

		24,440,532
Utilities: Gas Distributors — 0.9%
Chesapeake Utilities Corp.	11,444	805,085
New Jersey Resources Corp.	63,406	2,542,581
Northwest Natural Gas Co.	20,864	1,202,810
RGC Resources, Inc.	3,707	94,158
South Jersey Industries, Inc.	58,395	1,644,403
Southwest Gas Holdings, Inc.	34,636	2,342,433
Spire, Inc.	34,301	2,479,962
WGL Holdings, Inc.	37,185	3,110,525

		14,221,957
Utilities: Miscellaneous — 0.1%
Ormat Technologies, Inc.	29,306	1,652,272

Utilities: Telecommunications — 0.9%
8x8, Inc.(a)	64,871	1,209,844
ATN International, Inc.	7,613	453,887
Boingo Wireless, Inc.(a)(b)	27,405	678,822
Cincinnati Bell, Inc.(a)	27,645	382,883
Cogent Communications Holdings, Inc.	30,589	1,327,563
Consolidated Communications Holdings, Inc.	47,940	525,422
Frontier Communications Corp.(b)	60,028	445,408
Globalstar, Inc.(a)	386,890	265,986
GTT Communications, Inc.(a)(b)	22,386	1,269,286
Hawaiian Telcom Holdco, Inc.(a)	3,508	93,593
IDT Corp., Class B(a)	11,882	74,500
Iridium Communications, Inc.(a)(b)	61,134	687,758
j2 Global, Inc.	33,766	2,664,813
ORBCOMM, Inc.(a)(b)	49,474	463,571
Shenandoah Telecommunications Co.	33,672	1,212,192
Spok Holdings, Inc.	13,726	205,204
Vonage Holdings Corp.(a)(b)	149,167	1,588,629
Windstream Holdings, Inc.	130,110	183,455

		13,732,816
Utilities: Water — 0.3%
American States Water Co.	26,186	1,389,429
AquaVenture Holdings Ltd.(a)	10,013	124,361
Artesian Resources Corp., Class A	5,686	207,425
California Water Service Group	34,945	1,301,701
Connecticut Water Service, Inc.	8,139	492,654
Consolidated Water Co. Ltd.	10,515	152,993
Global Water Resources, Inc.	3,965	35,566
Middlesex Water Co.	10,838	397,755
Pure Cycle Corp.(a)	11,615	109,762
SJW Group	12,122	638,951

23

Schedule of Investments (unaudited) (continued) March 31, 2018	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Security	Shares	Value
Utilities: Water (continued)
York Water Co.	9,579	$296,949

		5,147,546

Total Common Stocks — 99.0% (Cost — $1,273,765,997)		1,516,860,318

Investment Companies — 0.8%
iShares Russell 2000 ETF(f)	76,335	11,589,943

	Investment Value (000)
Other Interests — 0.0%
Gerber Scientific, Inc.(c)	$13	129

Security	Shares	Value
Rights — 0.0%
Biotechnology — 0.0%
Dyax Corp., CVR (Expires 12/31/19)(a)(c)	39,009	$89,331

Electronic Components — 0.0%
Babcock & Wilcox Co. (Expires 04/10/18)(a)(b)	25,776	49,438

Total Rights — 0.0% (Cost — $43,300)		138,769

Total Long-Term Investments — 99.8% (Cost — $1,285,126,195)		1,528,589,159

Short-Term Securities — 7.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.85%(d)(e)(f)	115,505,873	115,505,873
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.61%, 12/31/50(d)(f)	4,905,420	4,905,420

Total Short-Term Securities — 7.8% (Cost — $120,425,655)		120,411,293

Total Investments — 107.6% (Cost — $1,405,551,850)		1,649,000,452
Liabilities in Excess of Other Assets — (7.4)%		(113,020,298)

Net Assets — 100.0%		$1,535,980,154

(a)	Non-income producing security.
(b)	Security, or a portion of the security, is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of security was purchased with the cash collateral from loaned securities.
(f)	During the period ended March 31, 2018, investments in issuers considered to be affiliates of the Master Series for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Fund were as follows:

24

Schedule of Investments (unaudited) (continued) March 31, 2018	Master Small Cap Index Series

Affiliate	Shares Held at 12/31/17	Shares Purchased		Shares Sold		Shares Value Held at 03/31/18	Value at 03/31/18	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	102,254,881	13,250,992	(b)	—		115,505,873	$115,505,873	$440,356	(c)	$(11,197)	$(1,418)
BlackRock Cash Funds: Treasury, SL Agency Shares	17,833,717	—		(12,928,297	)(d)	4,905,420	4,905,420	52,737		—	—
PennyMac Financial Services, Inc.	3,162	—		—		3,162	71,619	—		—	949
PennyMac Mortgage Investment Trust	39,124	7,271		(2,420)		43,975	792,869	18,388		(11,795)	91,125
iShares Russell 2000 ETF	38,224	184,625		(146,514)		76,335	11,589,943	9,527		547,846	15,454

							$132,865,724	$521,008		$524,854	$106,110

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares purchased.
(c)	Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
(d)	Represents net shares sold.

Portfolio Abbreviations

ETF — Exchange-Traded Fund

REIT — Real Estate Investment Trust

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value / Unrealized Appreciation (Depreciation)
Long Contracts:
Russell 2000 E-Mini Index	54	06/15/18	$4,134	$(29,967)

25

Schedule of Investments (unaudited) (continued) March 31, 2018	Master Small Cap Index Series

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access.

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and derivative financial instruments, refer to the Master Portfolio’s most recent financial statements as contained in its annual report.

As of March 31, 2018, the following tables summarize the Master Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:(a)
Common Stocks	$1,516,860,318	$—	$—	$1,516,860,318
Investment Companies	11,589,943	—	—	11,589,943
Other Interests	—	—	129	129
Rights	—	49,438	89,331	138,769
Short-Term Securities	120,411,293	—	—	120,411,293

	$1,648,861,554	$49,438	$89,460	$1,649,000,452

Derivative Financial Instruments(b)
Liabilities:
Equity contracts	$(29,967)	$—	$—	$(29,967)

(a)	See above Schedule of Investments for values in each industry.
(b)	Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

During the period ended March 31, 2018, there were no transfers between levels.

26

Item 2 – Controls and Procedures

2(a) –	The registrants’ principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrants’ disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrants’ internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrants’ last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants’ internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Index Funds, Inc. and Quantitative Master Series LLC

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Index Funds, Inc. and Quantitative Master Series LLC

Date: May 21, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Index Funds, Inc. and Quantitative Master Series LLC

Date: May 21, 2018

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Index Funds, Inc. and Quantitative Master Series LLC

Date: May 21, 2018